UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-09813

Scout Funds

(Exact name of registrant as specified in charter)

928 Grand Boulevard
Kansas City, MO 64106

 (Address of principal executive offices)

Scout Investments, Inc.
928 Grand Boulevard
Kansas City, MO 64106

(Name and address of agent for service) (Zip Code)
Registrant's telephone number, including area code: (877) 726-8842

Date of fiscal year end: June 30

Date of reporting period: September 30, 2013

Item 1.  Schedule of Investments

SCOUT INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS
September 30, 2013 (Unaudited)

	Shares	Value

COMMON STOCKS — 95.4%
AUSTRALIA — 3.6%
BHP Billiton Ltd.(a)	1,429,116	$95,036,214
CSL Ltd.	2,249,077	134,285,780
Woodside Petroleum Ltd.(a)	2,135,126	76,586,970
Woolworths Ltd.	1,589,064	51,886,594
		357,795,558
BRAZIL — 0.5%
Embraer S.A.(a)	1,468,326	47,676,545

CANADA — 3.6%
Canadian Natural Resources Ltd.(b)	1,939,118	60,965,870
Enbridge, Inc.(b)	3,412,043	142,418,675
Enbridge, Inc.	351,432	14,676,832
Imperial Oil Ltd.(b)	1,735,670	76,300,053
Magna International, Inc.(b)	787,804	65,041,098
		359,402,528
CHILE — 0.5%
Sociedad Quimica y Minera de Chile S.A.(a)	1,731,329	52,892,101

CHINA — 0.3%
AAC Technologies Holdings, Inc.	6,370,270	28,952,413

COLOMBIA — 1.2%
Bancolombia S.A.(a)	1,258,400	72,408,336
Ecopetrol S.A.(a)	989,775	45,529,650
		117,937,986
DENMARK — 0.9%
Novo Nordisk A/S(a)	510,210	86,337,736

FINLAND — 1.9%
Sampo - A Shares	4,349,870	186,893,765

FRANCE — 9.1%
Air Liquide S.A.(a)	3,264,681	90,692,838
AXA S.A.(a)	5,952,432	137,560,704
BNP Paribas S.A.	2,280,262	154,238,501
Carrefour S.A.	1,747,829	59,998,865
Dassault Systemes S.A.	968,915	129,345,958
Essilor International S.A.	694,610	74,704,403
L'Oreal S.A.	331,145	56,870,749
LVMH Moet Hennessy Louis Vuitton S.A.	687,561	135,428,682
Technip S.A.(a)	2,244,041	66,087,007
		904,927,707

GERMANY — 12.7%
Adidas A.G.(a)	2,269,548	$123,009,502
Allianz S.E.(a)	6,554,865	103,697,964
BASF S.E.(a)	1,141,682	109,601,472
Bayer A.G.(a)	1,389,982	163,934,477
Continental A.G.	612,654	103,849,494
Fresenius S.E. & Co. KGaA	773,703	96,105,803
Henkel A.G. & Co. KGaA(a)	1,429,254	147,656,231
Muenchener Rueckversicherungs A.G.(a)	5,090,126	99,613,766
SAP A.G.(a)	1,654,831	122,325,107
Siemens A.G.(a)	991,635	119,501,934
Volkswagen A.G.	319,233	75,252,097
		1,264,547,847
IRELAND — 1.0%
Ryanair Holdings PLC(a)	2,027,380	100,841,881

ITALY — 1.8%
Luxottica Group S.p.A.(a)	2,699,329	141,903,726
Prada S.p.A.	4,263,279	41,308,606
		183,212,332
JAPAN — 16.5%
FANUC Corp.	935,178	154,221,836
Fuji Heavy Industries Ltd.	5,378,995	148,299,267
Honda Motor Co., Ltd.(a)	2,702,802	103,084,868
Japan Tobacco, Inc.	4,515,095	162,147,468
JGC Corp.	3,475,278	125,158,799
Komatsu Ltd.(a)	6,047,998	151,623,310
Kubota Corp.(a)	2,202,534	160,344,475
Nitto Denko Corp.	2,323,781	151,065,269
Rakuten, Inc.	5,278,267	79,741,864
Sysmex Corp.	1,370,848	87,303,611
Terumo Corp.	1,391,810	71,222,385
Tokyo Electron Ltd.	1,791,000	95,840,684
Toyota Motor Corp.	2,355,109	150,226,699
		1,640,280,535
MEXICO — 1.4%
Grupo Financiero Banorte S.A.B. de C.V. - Class O	8,830,432	55,136,652
Wal-Mart de Mexico S.A.B. de C.V.(a)	3,098,865	81,283,229
		136,419,881
NETHERLANDS — 0.7%
Gemalto N.V.	631,842	67,842,667

SINGAPORE — 2.5%
Singapore Telecommunications Ltd.	44,771,000	133,106,831
United Overseas Bank Ltd.(a)	3,384,908	112,751,285
		245,858,116
SOUTH AFRICA — 2.0%
FirstRand Ltd.	27,736,487	92,544,278
MTN Group Ltd.	5,715,967	111,583,273
		204,127,551

SOUTH KOREA — 0.2%
Partron Co., Ltd.	1,310,629	$21,525,207

SPAIN — 1.8%
Inditex S.A.	1,149,037	177,049,938

SWEDEN — 3.9%
Getinge A.B. - B Shares	2,022,783	72,297,331
Sandvik A.B.(a)	6,204,382	85,930,691
SKF A.B.(a)	3,497,898	97,731,270
Svenska Cellulosa A.B. SCA - B Shares	5,179,598	130,563,878
		386,523,170
SWITZERLAND — 9.3%
ABB Ltd.(a)	5,292,984	124,861,492
Adecco S.A.(a)	1,978,645	70,558,481
Coca-Cola HBC A.G.	3,828,430	114,660,766
Givaudan S.A.	75,076	109,658,775
Nestle S.A.(a)	1,559,871	108,567,021
Novartis A.G.(a)	866,735	66,487,242
Roche Holding A.G.	586,382	158,136,411
Swatch Group A.G.	77,761	50,040,803
Syngenta A.G.(a)	1,530,995	124,469,893
		927,440,884
TAIWAN — 1.9%
HON HAI Precision Industry Co., Ltd.	17,585,994	45,144,145
Largan Precision Co., Ltd.	840,000	28,268,002
Novatek Microelectronics Corp.	4,070,000	16,862,549
Taiwan Semiconductor Manufacturing Co., Ltd.(a)	5,214,927	88,445,162
TPK Holding Co., Ltd.	1,452,000	13,185,714
		191,905,572
THAILAND — 1.0%
Advanced Info Service PCL	12,778,870	104,175,571

TURKEY — 0.7%
Turkcell Iletisim Hizmetleri A.S.*(a)	5,144,220	75,877,245

UNITED KINGDOM — 12.4%
Barclays PLC(a)	8,172,700	139,262,808
British American Tobacco PLC(a)	407,498	42,848,415
Compass Group PLC	4,209,558	57,926,571
Diageo PLC(a)	608,311	77,304,162
HSBC Holdings PLC(a)	3,518,463	190,911,802
Prudential PLC(a)	5,997,024	223,868,906
Reckitt Benckiser Group PLC	1,215,008	88,907,822
Rio Tinto PLC	668,916	32,736,491
Royal Dutch Shell PLC(a)	1,290,086	88,822,421
SABMiller PLC(a)	1,266,547	64,239,264
SABMiller PLC	1,140,451	58,038,008
Standard Life PLC	16,720,662	93,497,113
WPP PLC	3,617,775	74,381,969
		1,232,745,752

UNITED STATES — 4.0%
Aflac, Inc.	2,129,721	$132,021,405
Covidien PLC	2,088,142	127,251,373
Mallinckrodt PLC*	261,017	11,508,240
Mettler-Toledo International, Inc.*	521,199	125,134,668
		395,915,686
TOTAL COMMON STOCKS (Cost $6,960,230,488) — 95.4%		9,499,106,174

SHORT-TERM INVESTMENTS — 4.3%
MONEY MARKET FUNDS
Federated Treasury Obligations Fund, 0.010%	160,000,000	160,000,000
Fidelity Institutional Government Portfolio, 0.010%	167,000,000	167,000,000
Fidelity Institutional Treasury Portfolio, 0.010%	99,100,000	99,100,000

TOTAL SHORT-TERM INVESTMENTS (Cost $426,100,000) — 4.3%		426,100,000

TOTAL INVESTMENTS (Cost $7,386,330,488) — 99.7%		9,925,206,174
Other assets less liabilities — 0.3%		29,858,933

TOTAL NET ASSETS — 100.0%		$9,955,065,107

(equivalent to $35.89 per share; unlimited shares of $1.00 par value capital shares authorized; 277,368,088 shares outstanding)

PCL - Public Company Limited
PLC - Public Limited Company
*	Non-income producing security.
(a)	ADR - American Depositary Receipt.
(b)	Canadian security traded on U.S. stock exchange.

See accompanying Notes to Schedules of Investments.

SCOUT EMERGING MARKETS FUND
SCHEDULE OF INVESTMENTS
September 30, 2013 (Unaudited)

	Shares	Value

COMMON STOCKS — 94.9%
BRAZIL — 13.3%
Cia de Bebidas das Americas(a)	11,238	$430,977
Cielo S.A.	10,320	279,105
Hypermarcas S.A.	62,500	504,219
Kepler Weber S.A.	35,400	387,814
		1,602,115
CHINA — 5.0%
Greatview Aseptic Packaging Co., Ltd.	738,000	421,530
Lenovo Group Ltd.	168,000	175,670
		597,200
HONG KONG — 4.7%
Haier Electronics Group Co., Ltd.	291,000	563,548

INDIA — 6.4%
Bharti Airtel Ltd.	51,800	263,654
ITC Ltd.	93,500	508,384
		772,038
INDONESIA — 7.2%
Kalbe Farma Tbk P.T.	4,385,500	446,882
Mitra Adiperkasa Tbk P.T.	783,000	419,223
		866,105
MALAYSIA — 3.3%
IHH Healthcare Bhd*	91,200	116,116
Oldtown Bhd	332,800	275,674
		391,790
MEXICO — 8.5%
Grupo Herdez S.A.B. de C.V.	42,900	145,190
Kimberly-Clark de Mexico S.A.B. de C.V. - Class A	156,500	455,649
Megacable Holdings S.A.B. de C.V.	130,962	422,216
		1,023,055
PERU — 2.3%
InRetail Peru Corp.*	16,497	276,325

RUSSIAN FEDERATION — 2.4%
Magnit OJSC	1,130	286,276

SOUTH AFRICA — 5.7%
MTN Group Ltd.	21,660	422,832
Nampak Ltd.	84,400	262,355
		685,187

SOUTH KOREA — 5.2%
Samsung Electronics Co., Ltd.	285	$362,524
Samsung Electronics Co., Ltd.(b)	200	127,600
Samsung Life Insurance Co., Ltd.	1,409	137,009
		627,133
TAIWAN — 8.4%
Ginko International Co., Ltd.	23,000	425,508
Hermes Microvision, Inc.	12,000	349,038
Pacific Hospital Supply Co., Ltd.	70,000	235,093
		1,009,639
THAILAND — 3.2%
Advanced Info Service PCL	46,900	382,337

TURKEY — 10.0%
Anadolu Efes Biracilik Ve Malt Sanayii A.S.	13,000	150,587
Koza Altin Isletmeleri A.S.	12,307	195,562
Turk Traktor ve Ziraat Makineleri A.S.	16,724	488,449
Turkcell Iletisim Hizmetleri A.S.*(a)	25,466	375,623
		1,210,221
UNITED ARAB EMIRATES — 2.3%
Aramex PJSC	385,600	283,452

UNITED STATES — 7.0%
Anadarko Petroleum Corp.	3,518	327,139
National Oilwell Varco, Inc.	4,173	325,953
Schlumberger Ltd.	2,167	191,476
		844,568
TOTAL COMMON STOCKS (Cost $10,725,699) — 94.9%		11,420,989

TOTAL INVESTMENTS (Cost $10,725,699) — 94.9%		11,420,989
Other assets less liabilities — 5.1%		614,977

TOTAL NET ASSETS — 100.0%		$12,035,966

(equivalent to $11.20 per share; unlimited shares of $1.00 par value capital shares authorized; 1,074,380 shares outstanding)

OJSC - Open Joint Stock Company
PCL - Public Company Limited
PJSC - Private Joint Stock Company
*	Non-income producing security.
(a)	ADR - American Depositary Receipt.
(b)	GDR - Global Depositary Receipt.

See accompanying Notes to Schedules of Investments.

SCOUT GLOBAL EQUITY FUND
SCHEDULE OF INVESTMENTS
September 30, 2013 (Unaudited)

	Shares	Value

COMMON STOCKS — 90.1%
BRAZIL — 0.5%
Cia de Bebidas das Americas (a)	900	$34,515

CANADA — 1.3%
Canadian Pacific Railway Ltd. (b)	642	79,159
Catamaran Corp.*	375	17,231
		96,390
CHINA — 0.4%
Greatview Aseptic Packaging Co., Ltd.	49,000	27,988

FINLAND — 1.3%
Sampo - A Shares	2,181	93,707

FRANCE — 5.0%
Air Liquide S.A. (a)	2,114	58,727
AXA S.A.	2,296	53,191
BNP Paribas S.A. (a)	1,475	49,929
Dassault Systemes S.A.	553	73,823
Essilor International S.A. (a)	1,447	77,964
Technip S.A. (a)	2,131	62,758
		376,392
GERMANY — 3.8%
Adidas A.G. (a)	1,039	56,314
Bayer A.G. (a)	756	89,163
Bayerische Motoren Werke A.G. (a)	2,130	76,296
Muenchener Rueckversicherungs A.G. (a)	3,184	62,311
		284,084
HONG KONG — 0.5%
Haier Electronics Group Co., Ltd.	18,000	34,859

INDONESIA — 0.3%
Kalbe Farma Tbk P.T.	250,500	25,526

IRELAND — 1.1%
Ryanair Holdings PLC (a)	1,683	83,712

ITALY — 1.1%
Luxottica Group S.p.A. (a)	1,503	79,013

JAPAN — 5.3%
JGC Corp.* (a)	958	69,503
Kao Corp. (a)	2,079	64,969
Kubota Corp. (a)	1,082	78,769
Sysmex Corp.	1,400	89,160
Toyota Motor Corp. (a)	759	97,175
		399,576

MEXICO — 0.4%
Kimberly-Clark de Mexico S.A.B. de C.V. - Class A	9,700	$28,242

NETHERLANDS — 2.0%
Core Laboratories N.V.	350	59,223
Gemalto N.V. (a)	1,644	88,497
		147,720
SINGAPORE — 1.3%
United Overseas Bank Ltd. (a)	2,938	97,865

SOUTH AFRICA — 0.4%
MTN Group Ltd.	1,700	33,186

SPAIN — 0.8%
Banco Bilbao Vizcaya Argentaria S.A. (a)	5,352	59,835

SWEDEN — 1.1%
Hennes & Mauritz A.B. (a)	9,980	86,028

SWITZERLAND — 3.6%
Nestle S.A. (a)	1,267	88,183
SGS S.A.	45	107,425
Temenos Group A.G.	3,024	74,396
		270,004
TAIWAN — 1.6%
Ginko International Co., Ltd.	2,000	37,001
Hermes Microvision, Inc.	1,000	29,087
Taiwan Semiconductor Manufacturing Co., Ltd. (a)	3,241	54,967
		121,055
THAILAND — 0.4%
Advanced Info Service PCL	3,600	29,348

TURKEY — 0.4%
Turk Traktor ve Ziraat Makineleri A.S.	900	26,286

UNITED KINGDOM — 1.1%
Prudential PLC (a)	2,271	84,776

UNITED STATES — 56.4%
Acorda Therapeutics, Inc.*	325	11,141
Actavis, Inc.*	681	98,064
Adobe Systems, Inc.*	2,230	115,826
ADTRAN, Inc.	777	20,699
Akorn, Inc.*	2,084	41,013
Alaska Air Group, Inc.	356	22,293
Allergan, Inc.	626	56,622
American Capital Agency Corp. REIT	700	15,799
Anadarko Petroleum Corp.	675	62,768
Applied Materials, Inc.	6,000	105,240
Avago Technologies Ltd.	1,899	81,885
Boeing Co.	1,140	133,950
Buckle, Inc.	365	19,728
Buffalo Wild Wings, Inc.*	200	22,244

Cabot Oil & Gas Corp.	600	$22,392
Carpenter Technology Corp.	468	27,195
Centene Corp.*	508	32,492
Chart Industries, Inc.*	600	73,824
Chevron Corp.	845	102,667
CNO Financial Group, Inc.	2,081	29,966
Coca-Cola Co.	2,349	88,980
Computer Programs & Systems, Inc.	539	31,532
Cooper Cos., Inc.	150	19,454
Cracker Barrel Old Country Store, Inc.	301	31,075
Cree, Inc.*	450	27,086
Discover Financial Services	1,856	93,802
Dominion Resources, Inc.	1,334	83,348
Fifth & Pacific Cos., Inc.*	1,475	37,067
Fusion-io, Inc.*	2,367	31,694
Generac Holdings, Inc.	600	25,584
General Electric Co.	5,268	125,853
Google, Inc. - Class A*	151	132,262
Gulfport Energy Corp.*	1,922	123,661
Hartford Financial Services Group, Inc.	2,250	70,020
IAC/InterActiveCorp	675	36,902
JM Smucker Co.	538	56,512
Jos. A. Bank Clothiers, Inc.*	567	24,925
KeyCorp	4,450	50,730
Kirby Corp.*	350	30,293
Kraft Foods Group, Inc.	2,073	108,708
Lam Research Corp.*	350	17,917
Lincoln National Corp.	1,200	50,388
Liquidity Services, Inc.*	866	29,063
Louisiana-Pacific Corp.*	1,225	21,548
Manpowergroup, Inc.	275	20,004
Marsh & McLennan Cos., Inc.	2,860	124,553
Mettler-Toledo International, Inc.*	368	88,353
Mid-America Apartment Communities, Inc. REIT	419	26,188
Monsanto Co.	1,047	109,275
NETGEAR, Inc.*	960	29,626
Oracle Corp.	1,760	58,379
Pfizer, Inc.	2,214	63,564
Philip Morris International, Inc.	670	58,015
Pioneer Natural Resources Co.	559	105,539
priceline.com, Inc.*	16	16,175
Procter & Gamble Co.	1,018	76,951
Questar Corp.	2,500	56,225
Ross Stores, Inc.	675	49,140
Salix Pharmaceuticals Ltd.*	471	31,500
Semtech Corp.*	822	24,652
Stoneridge, Inc.*	2,316	25,036
Team Health Holdings, Inc.*	879	33,349
Texas Instruments, Inc.	1,900	76,513
Textron, Inc.	870	24,021
Tidewater, Inc.	550	32,609
TripAdvisor, Inc.*	875	66,360
Triumph Group, Inc.	340	23,875
TRW Automotive Holdings Corp.*	550	39,220
U.S. Bancorp	3,241	118,556
Ulta Salon, Cosmetics & Fragrance, Inc.*	225	26,879

ValueClick, Inc.*	1,069	$22,289
Verizon Communications, Inc.	2,030	94,720
Waddell & Reed Financial, Inc. - Class A	547	28,160
Walt Disney Co.	1,801	116,146
Weight Watchers International, Inc.	539	20,142
WPX Energy, Inc.*	1,100	21,186
Yelp, Inc.*	775	51,289
Zoetis, Inc.	697	21,691
		4,224,392
TOTAL COMMON STOCKS (Cost $5,564,626) — 90.1%		6,744,499

EXCHANGE-TRADED FUNDS — 7.9%
EUROPEAN ZONE — 3.5%
WisdomTree Europe Hedged Equity Fund	4,879	259,319

JAPAN — 4.4%
Nomura NEXT FUNDS TOPIX-17 Banks ETF	666	74,937
WisdomTree Japan Hedged Equity Fund	5,354	256,617
		331,554
TOTAL EXCHANGE-TRADED FUNDS (Cost $581,760) — 7.9%		590,873

TOTAL INVESTMENTS (Cost $6,146,386) — 98.0%		7,335,372
Other assets less liabilities — 2.0%		149,756

TOTAL NET ASSETS — 100.0%		$7,485,128

(equivalent to $11.65 per share; unlimited shares of $1.00 par value capital shares authorized; 642,257 shares outstanding)

ETF - Exchange Traded Fund
PCL - Public Company Limited
PLC - Public Limited Company
REIT - Real Estate Investment Trust
*	Non-income producing security.
(a)	ADR - American Depositary Receipt.
(b)	Canadian security traded on U.S. stock exchange.

 See accompanying Notes to Schedules of Investments.

SCOUT MID CAP FUND
SCHEDULE OF INVESTMENTS
September 30, 2013 (Unaudited)

	Shares	Value

COMMON STOCKS — 98.2%
CONSUMER DISCRETIONARY — 23.7%
AutoZone, Inc.*	23,357	$9,873,705
Buffalo Wild Wings, Inc.*	223,900	24,902,158
Cabela's, Inc.*	280,450	17,676,763
Chipotle Mexican Grill, Inc.*	38,326	16,430,356
Discovery Communications, Inc. - Class C*	90,175	7,044,471
Dollar Tree, Inc.*	344,700	19,703,052
DR Horton, Inc.	648,525	12,600,841
Expedia, Inc.	274,700	14,226,713
Fifth & Pacific Cos., Inc.*	1,726,275	43,381,291
HomeAway, Inc.*	394,575	11,048,100
Life Time Fitness, Inc.*	221,125	11,381,304
LKQ Corp.*	575,575	18,337,819
Michael Kors Holdings Ltd.*(a)	176,200	13,130,424
NetFlix, Inc.*	36,250	11,208,863
Nordstrom, Inc.	152,350	8,562,070
Polaris Industries, Inc.	150,775	19,477,114
priceline.com, Inc.*	20,162	20,382,774
Ross Stores, Inc.	543,575	39,572,260
TripAdvisor, Inc.*	746,750	56,633,520
TRW Automotive Holdings Corp.*	635,513	45,318,432
Ulta Salon, Cosmetics & Fragrance, Inc.*	189,350	22,619,751
		443,511,781

CONSUMER STAPLES — 6.9%
Darling International, Inc.*	804,650	17,026,394
Hershey Co.	145,100	13,421,750
Hormel Foods Corp.	345,925	14,570,361
JM Smucker Co.	506,303	53,182,067
Sprouts Farmers Market, Inc.*	510,128	22,644,582
Tyson Foods, Inc. - Class A	303,675	8,587,929
		129,433,083

ENERGY — 12.0%
Bristow Group, Inc.	130,950	9,527,922
Cabot Oil & Gas Corp.	679,400	25,355,208
Diamondback Energy, Inc.*	448,900	19,141,096
Energy XXI Bermuda Ltd. (a)	342,550	10,345,010
Gulfport Energy Corp.*	1,169,775	75,263,323
Oasis Petroleum, Inc.*	309,350	15,198,366
Tidewater, Inc.	591,825	35,089,304
Western Refining, Inc.	190,771	5,730,761
WPX Energy, Inc.*	1,507,525	29,034,932
		224,685,922

FINANCIALS — 16.7%
American Capital Agency Corp. REIT	1,201,375	27,115,034
Arch Capital Group Ltd.*(a)	171,232	9,268,788
Comerica, Inc.	744,400	29,262,364

CYS Investments, Inc. REIT	1,533,540	$12,467,680
Hartford Financial Services Group, Inc.	2,213,450	68,882,564
KeyCorp	4,621,475	52,684,815
Lincoln National Corp.	1,011,938	42,491,277
Principal Financial Group, Inc.	829,600	35,523,472
Reinsurance Group of America, Inc.	174,100	11,662,959
Signature Bank*	200,675	18,365,776
Validus Holdings Ltd. (a)	150,400	5,561,792
		313,286,521

HEALTH CARE — 5.9%
Acorda Therapeutics, Inc.*	281,950	9,665,246
Catamaran Corp.*(a)	436,175	20,042,241
Cooper Cos., Inc.	130,175	16,882,396
HMS Holdings Corp.*	233,725	5,027,425
Humana, Inc.	118,369	11,047,379
Mednax, Inc.*	163,400	16,405,360
Universal Health Services, Inc. - Class B	101,825	7,635,857
Vertex Pharmaceuticals, Inc.*	46,325	3,512,361
Zimmer Holdings, Inc.	246,225	20,224,921
		110,443,186

INDUSTRIALS — 8.6%
AGCO Corp.	223,750	13,518,975
Chart Industries, Inc.*	260,525	32,054,996
Fluor Corp.	83,725	5,941,126
Generac Holdings, Inc.	520,800	22,206,912
Jacobs Engineering Group, Inc.*	154,200	8,971,356
Manpowergroup, Inc.	269,350	19,592,519
Parker Hannifin Corp.	124,650	13,551,948
Textron, Inc.	924,709	25,531,216
United Rentals, Inc.*	343,500	20,022,615
		161,391,663

INFORMATION TECHNOLOGY — 16.3%
Applied Materials, Inc.	456,800	8,012,272
Avago Technologies Ltd. (a)	492,050	21,217,196
Avnet, Inc.	421,350	17,574,508
Computer Sciences Corp.	549,175	28,414,314
Cree, Inc.*	368,523	22,181,399
DST Systems, Inc.	249,800	18,837,418
FEI Co.	106,550	9,355,090
IAC/InterActiveCorp	715,825	39,134,153
JDS Uniphase Corp.*	677,875	9,971,541
Lam Research Corp.*	525,325	26,891,387
Linear Technology Corp.	226,025	8,964,152
MICROS Systems, Inc.*	227,450	11,358,853
Skyworks Solutions, Inc.*	362,203	8,997,123
Teradata Corp.*	209,950	11,639,628
ValueClick, Inc.*	261,375	5,449,669
Yelp, Inc.*	859,525	56,883,364
		304,882,067
MATERIALS — 4.1%
Agnico Eagle Mines Ltd. (a)	318,975	8,443,268

Compass Minerals International, Inc.	348,788	$26,602,061
KapStone Paper and Packaging Corp.	274,000	11,727,200
Louisiana-Pacific Corp.*	1,118,375	19,672,216
Westlake Chemical Corp.	90,000	9,419,400
		75,864,145

UTILITIES — 4.0%
Alliant Energy Corp.	179,700	8,904,135
DTE Energy Co.	266,425	17,578,722
Questar Corp.	2,187,025	49,186,192
		75,669,049

TOTAL COMMON STOCKS (Cost $1,542,411,367) — 98.2%		1,839,167,417

SHORT-TERM INVESTMENTS — 2.8%
MONEY MARKET FUNDS
Fidelity Institutional Treasury Portfolio, 0.010%	52,000,000	52,000,000

TOTAL SHORT-TERM INVESTMENTS (Cost $52,000,000) — 2.8%		52,000,000

TOTAL INVESTMENTS (Cost $1,594,411,367) — 101.0%		1,891,167,417
Liabilities less other assets — (1.0)%		(18,098,451)

TOTAL NET ASSETS — 100.0%		$1,873,068,966

(equivalent to $17.14 per share; unlimited shares of $1.00 par value capital shares authorized; 109,294,797 shares outstanding)

REIT - Real Estate Investment Trust
*	Non-income producing security.
(a)	Foreign security denominated in U.S. dollars.

 See accompanying Notes to Schedules of Investments.

SCOUT SMALL CAP FUND
SCHEDULE OF INVESTMENTS
September 30, 2013 (Unaudited)

	Shares	Value

COMMON STOCKS — 99.3%
CONSUMER DISCRETIONARY — 15.7%
bebe stores, Inc.	320,200	$1,950,018
Buckle, Inc.	90,025	4,865,851
Cracker Barrel Old Country Store, Inc.	64,100	6,617,684
iRobot Corp.*	115,600	4,354,652
Jos. A. Bank Clothiers, Inc.*	70,700	3,107,972
Monro Muffler Brake, Inc.	107,700	5,006,973
Rent-A-Center, Inc.	28,600	1,089,660
Sotheby's	99,500	4,888,435
Steiner Leisure Ltd.*(a)	71,800	4,195,274
Stoneridge, Inc.*	159,700	1,726,357
Weight Watchers International, Inc.	95,000	3,550,150
		41,353,026
CONSUMER STAPLES — 1.6%
Darling International, Inc.*	140,000	2,962,400
Natural Grocers by Vitamin Cottage, Inc.*	34,500	1,369,650
		4,332,050
ENERGY — 5.0%
Geospace Technologies Corp.*	32,060	2,702,658
Gulfport Energy Corp.*	161,200	10,371,608
		13,074,266
FINANCIALS — 12.5%
CNO Financial Group, Inc.	235,300	3,388,320
Cohen & Steers, Inc.	121,190	4,279,219
Hercules Technology Growth Capital, Inc.	230,400	3,513,600
Mid-America Apartment Communities, Inc. REIT	50,800	3,175,000
National Health Investors, Inc. REIT	26,900	1,530,341
Portfolio Recovery Associates, Inc.*	87,310	5,233,361
Signature Bank*	42,400	3,880,448
Summit Hotel Properties, Inc. REIT	264,778	2,433,310
Waddell & Reed Financial, Inc. - Class A	103,600	5,333,328
		32,766,927
HEALTH CARE — 22.0%
Acorda Therapeutics, Inc.*	75,000	2,571,000
Air Methods Corp.	74,400	3,169,440
Akorn, Inc.*	242,200	4,766,496
Bruker Corp.*	265,400	5,480,510
Centene Corp.*	64,300	4,112,628
Computer Programs & Systems, Inc.	55,900	3,270,150
Covance, Inc.*	69,600	6,017,616
Genomic Health, Inc.*	70,600	2,158,948
HMS Holdings Corp.*	105,000	2,258,550
ICU Medical, Inc.*	60,145	4,085,650
Merit Medical Systems, Inc.*	9,627	116,776
Omnicell, Inc.*	124,200	2,941,056

Salix Pharmaceuticals Ltd.*	96,000	$6,420,480
Sirona Dental Systems, Inc.*	42,800	2,864,604
Team Health Holdings, Inc.*	135,500	5,140,870
U.S. Physical Therapy, Inc.	83,450	2,593,626
		57,968,400
INDUSTRIALS — 14.6%
Aegion Corp.*	139,800	3,317,454
Alaska Air Group, Inc.	56,200	3,519,244
American Railcar Industries, Inc.	61,400	2,408,722
Celadon Group, Inc.	141,600	2,643,672
Chart Industries, Inc.*	45,500	5,598,320
Erickson Air-Crane, Inc.*	138,800	2,173,608
Genesee & Wyoming, Inc. - Class A*	27,500	2,556,675
II-VI, Inc.*	150,500	2,832,410
Kirby Corp.*	27,000	2,336,850
Teledyne Technologies, Inc.*	41,500	3,524,595
Triumph Group, Inc.	31,100	2,183,842
United Rentals, Inc.*	90,000	5,246,100
		38,341,492
INFORMATION TECHNOLOGY — 24.5%
ADTRAN, Inc.	81,000	2,157,840
Ambarella, Inc.*(a)	72,700	1,419,104
BroadSoft, Inc.*	69,400	2,500,482
Covisint Corp.*	168,345	2,153,133
Cree, Inc.*	30,700	1,847,833
Daktronics, Inc.	117,100	1,310,349
Fusion-io, Inc.*	71,900	962,741
Hittite Microwave Corp.*	30,400	1,986,640
j2 Global, Inc.	101,400	5,021,328
Jack Henry & Associates, Inc.	138,200	7,132,502
Liquidity Services, Inc.*	92,600	3,107,656
LSI Corp.	172,300	1,347,386
Monotype Imaging Holdings, Inc.	82,400	2,361,584
NETGEAR, Inc.*	95,100	2,934,786
Peregrine Semiconductor Corp.*	177,300	1,590,381
Plantronics, Inc.	47,600	2,191,980
SciQuest, Inc.*	74,649	1,676,616
Semtech Corp.*	136,400	4,090,636
SPS Commerce, Inc.*	48,450	3,242,274
Stratasys Ltd.*(a)	48,645	4,925,793
TIBCO Software, Inc.*	151,300	3,871,767
ValueClick, Inc.*	125,200	2,610,420
Veeco Instruments, Inc.*	86,500	3,220,395
Zynga, Inc. - Class A*	227,600	837,568
		64,501,194
MATERIALS — 3.4%
Balchem Corp.	61,500	3,182,625
Carpenter Technology Corp.	32,500	1,888,575

U.S. Silica Holdings, Inc.	156,200	$3,889,380
		8,960,580
TOTAL COMMON STOCKS (Cost $171,117,576) — 99.3%		261,297,935

TOTAL INVESTMENTS (Cost $171,117,576) — 99.3%		261,297,935
Other assets less liabilities — 0.7%		1,953,499

TOTAL NET ASSETS — 100.0%		$263,251,434

(equivalent to $22.46 per share; unlimited shares of $1.00 par value capital shares authorized; 11,721,530 shares outstanding)

REIT - Real Estate Investment Trust
*	Non-income producing security.
(a)	Foreign security denominated in U.S. dollars.

See accompanying Notes to Schedules of Investments.

SCOUT LOW DURATION BOND FUND
SCHEDULE OF INVESTMENTS
September 30, 2013 (Unaudited)

	Principal Amount	Value

ASSET-BACKED SECURITIES — 8.6%
Ally Master Owner Trust Series 2011-1, Class A1, 1.052%, 1/15/16(a)(b)	$345,000	$345,533
AmeriCredit Automobile Receivables Trust Series 2012-3, Class A2, 0.710%, 12/8/15(a)	165,759	165,827
AmeriCredit Automobile Receivables Trust Series 2013-1, Class A2, 0.490%, 6/8/16(a)	194,382	194,262
Chase Issuance Trust Series 2013-A2, Class A2, 0.282%, 2/15/17(a)(b)	175,000	174,951
GSAA Trust Series 2006-S1, Class 1A1, 0.339%, 1/25/37(a)(b)	161,356	57,448
Hertz Vehicle Financing, LLC
Series 2010-1A, Class A1, 2.600%, 2/25/15(a)(c)	370,833	372,579
Series 2011-1A, Class A1, 2.200%, 3/25/16(a)(c)	475,000	482,474
Home Equity Loan Trust
Series 2002-HS3, Class 1A6, 4.480%, 8/25/17(a)(b)	109,827	108,990
Series 2003-HS1, Class AI6, 3.830%, 2/25/33(a)(b)	11,125	11,053
Home Equity Mortgage Trust Series 2006-1, Class A2, 5.800%, 5/25/36(a)	112,255	97,466
Home Loan Trust
Series 2006-HI2, Class A3, 5.790%, 2/25/36(a)	122,942	124,710
Series 2006-HI3, Class A3, 5.960%, 2/25/36(a)	56,567	57,361
Series 2006-HI4, Class A3, 5.440%, 9/25/36(a)	96,998	98,900
Honda Auto Receivables Owner Trust Series 2011-1, Class A3, 1.130%, 10/15/14(a)	17,961	17,966
Huntington Auto Trust Series 2011-1A, Class A3, 1.010%, 1/15/16(a)(c)	107,863	108,129
Hyundai Auto Receivables Trust
Series 2012-B, Class A2, 0.540%, 1/15/15(a)	43,625	43,638
Series 2010-B, Class A3, 0.970%, 4/15/15(a)	109,628	109,701
M&T Bank Auto Receivables Trust 2013-1 Series 2013-1A, Class A2, 0.660%, 2/16/16(a)(c)	130,000	130,036
Nomura Asset Acceptance Corp. Alternative Loan Trust Series 2006-S1, Class A2, 0.799%, 1/25/36(a)(b)(c)	68,958	51,115
SLM Student Loan Trust Series 2006-4, Class A4, 0.346%, 4/25/23(a)(b)	160,765	160,758
Structured Asset Securities Corp. Mortgage Loan Trust
Series 2005-S6, Class A2, 0.759%, 11/25/35(a)(b)	29,094	28,664
Series 2005-S7, Class A2, 0.479%, 12/25/35(a)(b)(c)	81,693	77,974

TOTAL ASSET-BACKED SECURITIES (Cost $3,007,279) — 8.6%		3,019,535

COMMERCIAL MORTGAGE-BACKED SECURITIES — 10.5%
Banc of America Re-REMIC Trust Series 2009-UB1, Class A4A, 5.694%, 6/24/50(a)(b)(c)	75,000	81,825
Citigroup Commercial Mortgage Trust Series 2004-C1, Class A4, 5.605%, 4/15/40(a)(b)	172,901	175,516
Commercial Mortgage Pass-Through Certificates Series 2012-CR3, Class A1, 0.666%, 11/15/45(a)	127,270	126,180
Commercial Mortgage Trust Series 2004-GG1, Class A7, 5.317%, 6/10/36(a)(b)	81,902	82,679
DBRR Trust Series 2012-EZ1, Class A, 0.946%, 9/25/45(a)(c)	798,767	798,402
GE Capital Commercial Mortgage Corp.
Series 2004-C3, Class A4, 5.189%, 7/10/39(a)(b)	418,801	428,936

Series 2004-C2, Class A4, 4.893%, 3/10/40(a)	$615,603	$619,005
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2012-CBX, Class A1, 0.958%, 6/15/45(a)	219,936	219,958
Series 2012-C8, Class A1, 0.705%, 10/15/45(a)	154,972	154,487
Merrill Lynch Mortgage Trust Series 2004-MKB1, Class A4, 5.176%, 2/12/42(a)(b)	35,178	35,486
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2012-C6, Class A1, 0.664%, 11/15/45(a)	423,988	420,995
Series 2013-C9, Class A1, 0.825%, 5/15/46(a)	161,842	160,180
Wachovia Bank Commercial Mortgage Trust Series 2003-C9, Class A4, 5.012%, 12/15/35(a)(b)	135,333	135,542
WF-RBS Commercial Mortgage Trust
Series 2012-C9, Class A1, 0.673%, 11/15/45(a)	119,015	117,569
Series 2012-C10, Class A1, 0.734%, 12/15/45(a)	146,177	144,686

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $3,744,338) — 10.5%		3,701,446

CORPORATE BONDS — 50.7%
Aflac, Inc. 2.650%, 2/15/17	245,000	253,890
Ally Financial, Inc.
8.300%, 2/12/15	435,000	468,712
4.625%, 6/26/15	475,000	490,431
American Express Credit Corp. 2.800%, 9/19/16	150,000	156,944
American International Group, Inc.
5.050%, 10/1/15	225,000	242,139
3.800%, 3/22/17	800,000	850,809
Anadarko Petroleum Corp. 5.950%, 9/15/16	305,000	342,478
ArcelorMittal 9.500%, 2/15/15	150,000	164,438
AT&T, Inc.
0.650%, 2/12/16(b)	345,000	344,332
0.900%, 2/12/16	150,000	149,290
Bank of America Corp.
3.750%, 7/12/16	290,000	307,309
6.500%, 8/1/16	305,000	345,661
BB&T Corp. 3.200%, 3/15/16(a)	170,000	178,148
Caterpillar Financial Services Corp. 0.700%, 2/26/16	110,000	109,495
Citigroup, Inc.
4.875%, 5/7/15	405,000	425,264
4.450%, 1/10/17	545,000	590,109
CMS Energy Corp. 6.875%, 12/15/15	65,000	72,419
Countrywide Financial Corp. 6.250%, 5/15/16	360,000	398,089
Credit Suisse 3.500%, 3/23/15	365,000	380,191
Deutsche Telekom International Finance B.V.
3.125%, 4/11/16(c)	155,000	161,235
2.250%, 3/6/17(c)	110,000	111,601
DISH DBS Corp. 7.750%, 5/31/15	250,000	273,125
DPL, Inc. 6.500%, 10/15/16(a)	155,000	164,300
Duke Energy Indiana, Inc. 6.050%, 6/15/16	80,000	90,039

Enel Finance International N.V. 3.875%, 10/7/14(c)	$200,000	$204,821
ERAC USA Finance, LLC
2.250%, 1/10/14(c)	100,000	100,423
5.900%, 11/15/15(c)	370,000	405,459
Ford Motor Credit Co., LLC
3.875%, 1/15/15	85,000	87,914
2.500%, 1/15/16	475,000	484,286
4.250%, 2/3/17	465,000	496,863
General Electric Capital Corp.
2.950%, 5/9/16	120,000	125,441
2.900%, 1/9/17	75,000	78,506
2.300%, 4/27/17	975,000	1,000,287
Goldman Sachs Group, Inc.
3.625%, 2/7/16	645,000	678,837
1.465%, 4/30/18(b)	325,000	325,725
Hartford Financial Services Group, Inc.
4.000%, 3/30/15	480,000	500,068
7.300%, 11/1/15	94,000	104,916
ING Bank N.V. 3.750%, 3/7/17(c)	160,000	168,048
JPMorgan Chase & Co.
5.150%, 10/1/15	315,000	338,965
2.600%, 1/15/16	835,000	862,511
Liberty Property LP 5.500%, 12/15/16	75,000	83,012
Lincoln National Corp. 4.300%, 6/15/15	145,000	152,856
MetLife, Inc. 6.750%, 6/1/16	555,000	635,994
Morgan Stanley 3.800%, 4/29/16	645,000	678,879
News America, Inc. 8.000%, 10/17/16	135,000	160,687
NextEra Energy Capital Holdings, Inc. 1.339%, 9/1/15	170,000	170,590
Ohio Casualty Corp. 7.300%, 6/15/14	145,000	150,161
Peco Energy Co. 1.200%, 10/15/16	115,000	115,431
Prudential Financial, Inc. 4.750%, 9/17/15	140,000	150,213
Prudential Holdings, LLC 1.127%, 12/18/17(b)(c)	325,000	325,211
Prudential Insurance Co. of America 8.100%, 7/15/15(c)	150,000	163,935
PSEG Power, LLC 5.320%, 9/15/16	170,000	188,182
Qwest Corp. 7.500%, 10/1/14	100,000	105,958
Transocean, Inc.
4.950%, 11/15/15	320,000	343,296
5.050%, 12/15/16	315,000	345,205
Union Pacific Railroad Co. 2003 Pass-Through Trust 4.698%, 1/2/24	122,098	132,193
Verizon Communications, Inc. 3.000%, 4/1/16	200,000	208,500
Wells Fargo & Co.
5.125%, 9/15/16	275,000	303,879

2.100%, 5/8/17	$330,000	$336,911

TOTAL CORPORATE BONDS (Cost $17,728,154) — 50.7%		17,784,611

MORTGAGE-BACKED SECURITIES — 17.4%
Credit Suisse First Boston Mortgage Securities Corp. Series 2005-10, Class 7A1, 5.000%, 9/25/15(a)	17,701	17,753
Credit Suisse Mortgage Capital Certificates Series 2009-12R, Class 41A1, 5.250%, 3/27/37(a)(b)(c)	191,474	193,915
Fannie Mae Pool
0.577%, 7/1/18(b)	265,000	265,483
0.657%, 11/1/20(b)	975,000	975,177
Fannie Mae REMICS
Series 2011-6, Class BA, 2.750%, 6/25/20	154,558	157,768
Series 2008-76, Class GF, 0.829%, 9/25/23(b)	137,574	138,426
Series 2011-122, Class A, 3.000%, 12/25/25	90,575	93,041
Series 2009-73, Class AE, 4.000%, 5/25/27	40,280	40,914
Fannie Mae-Aces
Series 2013-M5, Class ASQ2, 0.595%, 8/25/15	644,600	642,486
Series 2013-M1, Class ASQ1, 0.492%, 11/25/16	45,643	45,596
Series 2013-M1, Class ASQ2, 1.074%, 11/25/16	175,000	174,157
Series 2012-M14, Class ASQ1, 0.538%, 2/25/17	241,963	240,788
Series 2012-M9, Class ASQ1, 0.978%, 12/25/17	222,441	219,892
Series 2013-M9, Class ASQ1, 0.982%, 6/25/18	1,521,398	1,505,769
FHLMC Multifamily Structured Pass-Through Certificates Series K502, Class A1, 0.727%, 12/25/16(a)	488,455	484,747
Freddie Mac REMICS
Series 3836, Class MC, 2.000%, 5/15/20(a)	276,241	277,355
Series 3681, Class AH, 4.000%, 10/15/27(a)	341,225	348,293
Series 3768, Class DE, 2.250%, 11/15/28(a)	144,354	146,135
Series 2764, Class UE, 5.000%, 10/15/32(a)	123,279	129,481
MASTR Asset Securitization Trust Series 2004-3, Class 2A1, 4.750%, 1/25/14(a)	1,091	1,091

TOTAL MORTGAGE-BACKED SECURITIES (Cost $6,136,831) — 17.4%		6,098,267

OTHER GOVERNMENTS — 0.7%
Petrobras Global Finance B.V. 1.884%, 5/20/16(b)	250,000	248,750

TOTAL OTHER GOVERNMENTS (Cost $251,064) — 0.7%		248,750

U.S. GOVERNMENT AND AGENCIES — 9.1%
NCUA Guaranteed Notes Trust
Series 2010-R1, Class 2A, 1.840%, 10/7/20(a)	243,090	243,547
Series 2010-A1, Class A, 0.532%, 12/7/20(a)(b)	500,983	501,514
United States Treasury Note
0.125%, 7/31/14	350,000	350,082
0.125%, 12/31/14	350,000	349,822
0.250%, 2/15/15	1,170,000	1,170,868
0.625%, 7/15/16	560,000	560,744
TOTAL U.S. GOVERNMENT AND AGENCIES (Cost $3,177,029) — 9.1%		3,176,577

SHORT-TERM INVESTMENTS — 2.6%
UMB Money Market Fiduciary, 0.010%	$916,454	$916,454

TOTAL SHORT-TERM INVESTMENTS (Cost $916,454) — 2.6%		916,454

TOTAL INVESTMENTS (Cost $34,961,149) — 99.6%		34,945,640
Other assets less liabilities — 0.4%		129,809

TOTAL NET ASSETS — 100.0%		$35,075,449

(equivalent to $10.07 per share; unlimited shares of $1.00 par value capital shares authorized; 3,483,564 shares outstanding)

LLC - Limited Liability Company
LP - Limited Partnership
MASTR - Mortgage Asset Securitization Transactions, Inc.
REMIC - Real Estate Mortgage Investment Conduit
REMICS - Real Estate Mortgage Investment Conduits
(a)	Callable.
(b)	Variable rate security (presented at the current rate as of period end).
(c)	144A restricted security.

See accompanying Notes to Schedules of Investments.

SCOUT CORE BOND FUND
SCHEDULE OF INVESTMENTS
September 30, 2013 (Unaudited)

	Principal Amount	Value

ASSET-BACKED SECURITIES — 4.8%
Ally Master Owner Trust Series 2011-1, Class A1, 1.052%, 1/15/16(a)(b)	$1,245,000	$1,246,922
Chase Issuance Trust Series 2011-A3, Class A3, 0.302%, 12/15/15(a)(b)	2,050,000	2,050,131
Ford Credit Auto Owner Trust
Series 2012-B, Class A2, 0.570%, 1/15/15(a)	95,332	95,337
Series 2012-C, Class A2, 0.470%, 4/15/15(a)	351,049	351,075
Hertz Vehicle Financing, LLC
Series 2011-1A, Class A1, 2.200%, 3/25/16(a)(c)	1,705,000	1,731,828
Series 2013-1A, Class A1, 1.120%, 8/25/17(a)(c)	1,925,000	1,911,925
Honda Auto Receivables Owner Trust Series 2012-1, Class A2, 0.570%, 8/15/14(a)	53,204	53,207
Huntington Auto Trust Series 2012-2, Class A2, 0.380%, 9/15/15(a)	2,376,695	2,375,564
Hyundai Auto Receivables Trust
Series 2012-B, Class A2, 0.540%, 1/15/15(a)	683,008	683,207
Series 2010-B, Class A3, 0.970%, 4/15/15(a)	55,645	55,682
Mercedes-Benz Auto Receivables Trust Series 2012-1, Class A2, 0.370%, 3/16/15(a)	914,633	914,734
Mid-State Trust XI Series 11, Class A1, 4.864%, 7/15/38(a)	365,555	390,242
USAA Auto Owner Trust Series 2012-1, Class A2, 0.380%, 6/15/15(a)	326,612	326,539

TOTAL ASSET-BACKED SECURITIES (Cost $12,153,739) — 4.8%		12,186,393

COMMERCIAL MORTGAGE-BACKED SECURITIES — 9.0%
Banc of America Commercial Mortgage Trust Series 2006-3, Class A4, 5.889%, 7/10/44(a)(b)	860,000	944,041
Citigroup Commercial Mortgage Trust
Series 2004-C1, Class A4, 5.605%, 4/15/40(a)(b)	809,904	822,155
Series 2012-GC8, Class A1, 0.685%, 9/10/45(a)	944,908	940,788
Commercial Mortgage Pass-Through Certificates Series 2012-CR3, Class A1, 0.666%, 11/15/45(a)	615,140	609,870
Commercial Mortgage Trust
Series 2004-GG1, Class A7, 5.317%, 6/10/36(a)(b)	341,854	345,096
Series 2007-GG9, Class A4, 5.444%, 3/10/39(a)	315,000	348,592
DBRR Trust Series 2012-EZ1, Class A, 0.946%, 9/25/45(a)(c)	2,564,668	2,563,496
GE Capital Commercial Mortgage Corp. Series 2004-C3, Class A4, 5.189%, 7/10/39(a)(b)	457,658	468,734
GS Mortgage Securities Corp. II Series 2012-GCJ9, Class A1, 0.662%, 11/10/45(a)	1,081,501	1,076,226
GS Mortgage Securities Trust Series 2007-GG10, Class A4, 5.993%, 8/10/45(a)(b)	2,740,000	3,039,797
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2004-C1, Class A3, 4.719%, 1/15/38(a)	647,002	650,765
Series 2012-CBX, Class A1, 0.958%, 6/15/45(a)	691,736	691,803
Series 2012-C8, Class A1, 0.705%, 10/15/45(a)	759,664	757,289
JPMBB Commercial Mortgage Securities Trust Series 2013-C14, Class A1, 1.260%, 8/15/46(a)	1,490,598	1,493,688
Morgan Stanley Bank of America Merrill Lynch Trust Series 2012-C6, Class A1, 0.664%, 11/15/45(a)	691,100	686,221

Morgan Stanley Re-REMIC Trust Series 2010-GG10, Class A4A, 5.993%, 8/15/45(b)(c)	$2,350,000	$2,612,728
UBS-Barclays Commercial Mortgage Trust Series 2012-C3, Class A1, 0.726%, 8/10/49(a)	1,549,453	1,540,223
Wells Fargo Commercial Mortgage Trust Series 2012-LC5, Class A1, 0.687%, 10/15/45(a)	2,146,440	2,134,472
WF-RBS Commercial Mortgage Trust Series 2012-C10, Class A1, 0.734%, 12/15/45(a)	1,152,219	1,140,468

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $23,012,956) — 9.0%		22,866,452

CORPORATE BONDS — 33.5%
American Airlines 2011-1 Class A Pass-Through Trust 5.250%, 7/31/22	1,057,585	1,105,176
American Airlines 2013-1 Class A Pass-Through Trust 4.000%, 7/15/25(c)	1,245,000	1,167,188
American International Group, Inc.
4.250%, 9/15/14	2,340,000	2,416,591
5.050%, 10/1/15	890,000	957,793
4.875%, 9/15/16	1,400,000	1,533,549
3.800%, 3/22/17	920,000	978,430
6.400%, 12/15/20	630,000	742,400
4.125%, 2/15/24(d)	1,400,000	1,400,965
AT&T, Inc. 1.700%, 6/1/17	1,075,000	1,071,592
Bank of America Corp.
4.500%, 4/1/15	2,975,000	3,124,309
1.500%, 10/9/15	3,650,000	3,669,958
1.250%, 1/11/16	1,600,000	1,598,426
British Telecommunications PLC 2.000%, 6/22/15(e)	740,000	753,540
Burlington Northern and Santa Fe Railway Co. 2001-2 Pass-Through Trust 6.462%, 1/15/21	649,322	735,357
Burlington Northern and Santa Fe Railway Co. 2004-1 Pass-Through Trust 4.575%, 1/15/21	818,139	875,409
Citigroup, Inc.
5.500%, 10/15/14	982,000	1,029,037
4.587%, 12/15/15	4,210,000	4,502,957
Continental Airlines 2007-1 Class A Pass-Through Trust 5.983%, 10/19/23	2,236,978	2,393,566
CSX Transportation, Inc. 6.251%, 1/15/23	345,833	404,347
Daimler Finance North America, LLC
0.870%, 1/9/15(b)(c)	1,135,000	1,139,012
1.250%, 1/11/16(c)	1,775,000	1,774,839
Delta Air Lines 2007-1 Class A Pass-Through Trust 6.821%, 2/10/24	1,274,861	1,418,283
Delta Air Lines 2011-1 Class A Pass-Through Trust 5.300%, 10/15/20	622,912	666,516
Delta Air Lines 2012-1 Class A Pass-Through Trust 4.750%, 5/7/20	1,403,045	1,473,197
Deutsche Telekom International Finance B.V. 2.250%, 3/6/17(c)(e)	1,905,000	1,932,727
Entergy Arkansas, Inc. 5.000%, 7/1/18(a)	315,000	314,553
Entergy Texas, Inc. 3.600%, 6/1/15	1,005,000	1,044,970
Farmers Insurance Exchange 6.000%, 8/1/14(c)	315,000	325,853

Ford Motor Credit Co., LLC
4.207%, 4/15/16	$2,915,000	$3,089,183
2.875%, 10/1/18(d)	4,100,000	4,099,123
General Electric Capital Corp.
1.625%, 7/2/15	4,495,000	4,561,193
1.000%, 12/11/15	1,485,000	1,486,773
1.000%, 1/8/16	2,000,000	1,999,376
Goldman Sachs Group, Inc.
3.700%, 8/1/15	935,000	975,483
1.600%, 11/23/15	1,875,000	1,888,616
1.465%, 4/30/18(b)	2,250,000	2,255,022
Hartford Financial Services Group, Inc.
5.500%, 10/15/16	700,000	775,160
5.375%, 3/15/17	800,000	880,373
ING Bank N.V. 3.750%, 3/7/17(c)(e)	2,005,000	2,105,852
JPMorgan Chase & Co.
1.100%, 10/15/15	2,700,000	2,705,168
0.882%, 2/26/16(b)	1,625,000	1,627,798
3.250%, 9/23/22	800,000	754,714
Kiowa Power Partners, LLC 4.811%, 12/30/13(c)	10,712	10,752
Metropolitan Life Global Funding I
1.700%, 6/29/15(c)	4,630,000	4,692,565
2.500%, 9/29/15(c)	120,000	123,958
Morgan Stanley
4.200%, 11/20/14	2,060,000	2,131,185
1.512%, 2/25/16(b)	885,000	892,777
New York Life Global Funding 1.850%, 12/13/13(c)	1,380,000	1,383,998
Northwest Airlines 2007-1 Class A Pass-Through Trust 7.027%, 5/1/21	491,045	530,328
Pricoa Global Funding I 5.450%, 6/11/14(c)	145,000	149,879
Prudential Insurance Co. of America 8.300%, 7/1/25(c)	530,000	688,453
UBS A.G. 5.875%, 12/20/17(e)	378,000	436,408
Union Pacific Railroad Co. 2004 Pass-Through Trust 5.404%, 7/2/25	1,269,495	1,417,542
Union Pacific Railroad Co. 2005 Pass-Through Trust 5.082%, 1/2/29	1,086,256	1,204,351
Union Pacific Railroad Co. 2006 Pass-Through Trust 5.866%, 7/2/30	684,683	787,323
Verizon Communications, Inc. 0.459%, 3/6/15(b)(c)	1,245,000	1,241,541

TOTAL CORPORATE BONDS (Cost $84,654,232) — 33.5%		85,445,434

MORTGAGE-BACKED SECURITIES — 10.4%
Credit Suisse Mortgage Capital Certificates Series 2009-12R, Class 41A1, 5.250%, 3/27/37(a)(b)(c)	302,949	306,811
Fannie Mae Pool
0.637%, 7/1/17(b)	814,000	813,311
0.577%, 7/1/18(b)	880,000	881,603
3.330%, 7/1/20	919,397	983,001
3.330%, 10/1/20	1,276,816	1,321,202
3.230%, 11/1/20	1,367,562	1,406,629
2.160%, 1/1/23	3,781,079	3,519,727
4.000%, 4/1/24	662,983	703,992
2.500%, 3/1/26	446,408	449,302
2.100%, 12/1/27	1,384,478	1,280,818
4.550%, 10/1/33	992,828	994,896

5.970%, 1/1/40	$192,261	$215,838
5.970%, 1/1/40	360,490	404,695
5.100%, 12/1/40	304,617	326,914
Fannie Mae REMICS
Series 2008-76, Class GF, 0.829%, 9/25/23(b)	704,953	709,318
Series 2010-46, Class A, 4.000%, 5/25/24	5,378	5,379
Series 2004-67, Class VC, 4.500%, 2/25/25	835,245	845,974
Fannie Mae-Aces
Series 2013-M5, Class ASQ2, 0.595%, 8/25/15	3,164,753	3,154,376
Series 2012-M8, Class AB2, 2.305%, 5/25/22	1,300,000	1,218,620
Freddie Mac REMICS
Series 3609, Class LA, 4.000%, 12/15/24(a)	515,620	542,414
Series 3873, Class DG, 3.000%, 7/15/27(a)	186,590	190,411
Series 3688, Class JA, 3.500%, 1/15/30(a)	594,668	625,088
Ginnie Mae I Pool
2.140%, 8/15/23	1,147,289	1,140,893
2.730%, 6/15/32	4,574,567	4,431,992
Ginnie Mae II Pool
7.000%, 7/20/16	4,148	4,204
MASTR Asset Securitization Trust Series 2004-3, Class 2A1, 4.750%, 1/25/14(a)	566	566

TOTAL MORTGAGE-BACKED SECURITIES (Cost $26,387,628) — 10.4%		26,477,974

OTHER GOVERNMENTS — 0.6%
Petrobras Global Finance B.V. 2.408%, 1/15/19(b)(e)	885,000	868,185
Petroleos Mexicanos 3.500%, 7/18/18(e)	735,000	744,188

TOTAL OTHER GOVERNMENTS (Cost $1,616,634) — 0.6%		1,612,373

U.S. GOVERNMENT AND AGENCIES — 34.5%
NCUA Guaranteed Notes Trust Series 2010-A1, Class A, 0.532%, 12/7/20(a)(b)	2,098,203	2,100,427
United States Treasury Bond 3.125%, 2/15/43	11,735,000	10,513,833
United States Treasury Note
0.125%, 7/31/14	27,640,000	27,646,468
0.125%, 12/31/14	4,675,000	4,672,625
0.250%, 2/15/15	10,840,000	10,848,043
2.000%, 7/31/20	9,170,000	9,192,925
2.500%, 8/15/23	23,105,000	22,870,346

TOTAL U.S. GOVERNMENT AND AGENCIES (Cost $88,058,615) — 34.5%		87,844,667

SHORT-TERM INVESTMENTS — 13.7%
UMB Money Market Fiduciary, 0.010%	34,870,387	34,870,387

TOTAL SHORT-TERM INVESTMENTS (Cost $34,870,387) — 13.7%	$34,870,387

TOTAL INVESTMENTS (Cost $270,754,191) — 106.5%	271,303,680
Liabilities less other assets — (6.5)%	(16,463,213)

TOTAL NET ASSETS — 100.0%	$254,840,467

(equivalent to $11.41 per share; unlimited shares of $1.00 par value capital shares authorized; 21,993,845 shares outstanding for Institutional Class; equivalent to $11.41 per share; unlimited shares of $1.00 par value capital shares authorized; 345,199 shares outstanding for Class Y)

LLC - Limited Liability Company
MASTR - Mortgage Asset Securitization Transactions, Inc.
PLC - Public Limited Company
REMIC - Real Estate Mortgage Investment Conduit
REMICS - Real Estate Mortgage Investment Conduits
(a)	Callable.
(b)	Variable rate security (presented at the current rate as of period end).
(c)	144A restricted security.
(d)	When-issued security.
(e)	Foreign security denominated in U.S. dollars.

See accompanying Notes to Schedules of Investments.

SCOUT CORE PLUS BOND FUND
SCHEDULE OF INVESTMENTS
September 30, 2013 (Unaudited)

	Principal Amount	Value

ASSET-BACKED SECURITIES — 3.9%
Conseco Financial Corp. Series 1996-2, Class M1, 7.600%, 4/15/26(a)(b)	$2,419,965	$2,131,471
Countrywide Asset-Backed Certificates Series 2006-S10, Class A2, 0.399%, 10/25/36(a)(b)	1,104,687	1,045,726
Ford Credit Auto Owner Trust
Series 2012-B, Class A2, 0.570%, 1/15/15(a)	182,015	182,026
Series 2012-C, Class A2, 0.470%, 4/15/15(a)	665,377	665,427
GMACM Home Equity Loan Trust Series 2006-HE3, Class A3, 5.805%, 10/25/36(a)(b)	974,980	943,867
Hertz Vehicle Financing, LLC
Series 2011-1A, Class A1, 2.200%, 3/25/16(a)(c)	4,555,000	4,626,673
Series 2013-1A, Class A1, 1.120%, 8/25/17(a)(c)	4,155,000	4,126,779
Home Equity Loan Trust
Series 2003-HS1, Class AI6, 3.830%, 2/25/33(a)(b)	29,255	29,066
Series 2003-HS3, Class A2A, 0.459%, 8/25/33(a)(b)	199,889	180,512
Series 2006-HSA2, Class AI3, 5.550%, 3/25/36(a)(b)	848,172	454,093
Series 2006-HSA2, Class AI4, 5.810%, 3/25/36(a)	820,000	387,854
Home Equity Mortgage Trust Series 2006-1, Class A2, 5.800%, 5/25/36(a)	1,567,991	1,361,414
Honda Auto Receivables Owner Trust Series 2012-1, Class A2, 0.570%, 8/15/14(a)	128,162	128,169
Hyundai Auto Receivables Trust Series 2010-B, Class A3, 0.970%, 4/15/15(a)	82,221	82,276
Mid-State Trust XI Series 11, Class A1, 4.864%, 7/15/38(a)	776,804	829,265
Nomura Asset Acceptance Corp. Alternative Loan Trust Series 2006-S1, Class A2, 0.799%, 1/25/36(a)(b)(c)	420,881	311,978
RFMSII Trust Series 2006-HSA1, Class A4, 5.490%, 2/25/36(a)	1,124,958	954,272
SACO I Trust Series 2006-9, Class A1, 0.479%, 8/25/36(a)(b)	596,005	421,338
Structured Asset Securities Corp. Mortgage Loan Trust
Series 2005-S6, Class A2, 0.759%, 11/25/35(a)(b)	89,470	88,146
Series 2005-S7, Class A2, 0.479%, 12/25/35(a)(b)(c)	793,590	757,464
Series 2006-S2, Class A2, 5.500%, 6/25/36(a)	1,718,197	1,011,302

TOTAL ASSET-BACKED SECURITIES (Cost $19,351,935) — 3.9%		20,719,118

COMMERCIAL MORTGAGE-BACKED SECURITIES — 7.5%
Banc of America Commercial Mortgage Trust Series 2006-3, Class A4, 5.889%, 7/10/44(a)(b)	2,715,000	2,980,315
Citigroup Commercial Mortgage Trust
Series 2004-C1, Class A4, 5.605%, 4/15/40(a)(b)	982,805	997,671
Series 2012-GC8, Class A1, 0.685%, 9/10/45(a)	1,827,923	1,819,953
Commercial Mortgage Pass-Through Certificates Series 2012-CR3, Class A1, 0.666%, 11/15/45(a)	984,224	975,792
Commercial Mortgage Trust
Series 2004-GG1, Class A7, 5.317%, 6/10/36(a)(b)	826,147	833,981
Series 2007-GG9, Class A4, 5.444%, 3/10/39(a)	865,000	957,246
DBRR Trust Series 2012-EZ1, Class A, 0.946%, 9/25/45(a)(c)	4,357,978	4,355,986
GE Capital Commercial Mortgage Corp. Series 2004-C3, Class A4, 5.189%, 7/10/39(a)(b)	1,394,563	1,428,312

GS Mortgage Securities Corp. II Series 2012-GCJ9, Class A1, 0.662%, 11/10/45(a)	$2,095,409	$2,085,187
GS Mortgage Securities Trust Series 2007-GG10, Class A4, 5.993%, 8/10/45(a)(b)	5,915,000	6,562,190
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2004-C1, Class A3, 4.719%, 1/15/38(a)	1,577,689	1,586,866
Series 2012-CBX, Class A1, 0.958%, 6/15/45(a)	1,936,860	1,937,050
Series 2012-C8, Class A1, 0.705%, 10/15/45(a)	1,364,357	1,360,091
JPMBB Commercial Mortgage Securities Trust Series 2013-C14, Class A1, 1.260%, 8/15/46(a)	2,838,060	2,843,943
Morgan Stanley Bank of America Merrill Lynch Trust Series 2012-C6, Class A1, 0.664%, 11/15/45(a)	1,276,203	1,267,194
UBS-Barclays Commercial Mortgage Trust Series 2012-C3, Class A1, 0.726%, 8/10/49(a)	2,995,884	2,978,038
Wells Fargo Commercial Mortgage Trust Series 2012-LC5, Class A1, 0.687%, 10/15/45(a)	2,719,949	2,704,782
WF-RBS Commercial Mortgage Trust Series 2012-C10, Class A1, 0.734%, 12/15/45(a)	1,956,193	1,936,242

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $39,768,022) — 7.5%		39,610,839

CORPORATE BONDS — 32.0%
Ally Financial, Inc.
3.125%, 1/15/16	1,100,000	1,103,538
5.500%, 2/15/17	1,740,000	1,826,069
4.750%, 9/10/18	4,830,000	4,808,410
7.500%, 9/15/20	2,600,000	2,921,750
American Airlines 2011-1 Class A Pass-Through Trust 5.250%, 7/31/22	1,686,998	1,762,913
American Airlines 2013-1 Class A Pass-Through Trust 4.000%, 7/15/25(c)	2,120,000	1,987,500
American International Group, Inc.
4.250%, 9/15/14	1,205,000	1,244,441
5.050%, 10/1/15	1,830,000	1,969,395
4.875%, 9/15/16	2,850,000	3,121,867
3.800%, 3/22/17	2,080,000	2,212,103
6.400%, 12/15/20	1,400,000	1,649,778
4.125%, 2/15/24(d)	2,640,000	2,641,819
AT&T, Inc. 1.700%, 6/1/17	2,300,000	2,292,709
Bank of America Corp.
4.500%, 4/1/15	6,410,000	6,731,705
1.500%, 10/9/15	5,205,000	5,233,461
1.250%, 1/11/16	3,700,000	3,696,359
British Telecommunications PLC 2.000%, 6/22/15(f)	1,990,000	2,026,411
Burlington Northern and Santa Fe Railway Co. 2001-2 Pass-Through Trust 6.462%, 1/15/21	1,212,478	1,373,132
Burlington Northern and Santa Fe Railway Co. 2005-4 Pass-Through Trust 4.967%, 4/1/23	692,557	765,797
Citigroup, Inc.
5.500%, 10/15/14	1,947,000	2,040,259
4.587%, 12/15/15	9,290,000	9,936,454
Daimler Finance North America, LLC
0.870%, 1/9/15(b)(c)	2,320,000	2,328,201
1.250%, 1/11/16(c)	3,780,000	3,779,656
Delta Air Lines 2007-1 Class A Pass-Through Trust 6.821%, 2/10/24	3,272,927	3,641,131
Delta Air Lines 2012-1 Class A Pass-Through Trust 4.750%, 5/7/20	848,577	891,006

Deutsche Telekom International Finance B.V. 2.250%, 3/6/17(c)(f)	$3,670,000	$3,723,417
Ford Motor Credit Co., LLC
3.875%, 1/15/15	2,640,000	2,730,502
2.750%, 5/15/15	3,175,000	3,247,638
4.207%, 4/15/16	2,495,000	2,644,086
3.984%, 6/15/16	1,680,000	1,775,152
4.250%, 2/3/17	2,260,000	2,414,860
5.000%, 5/15/18	3,370,000	3,692,007
4.375%, 8/6/23	2,625,000	2,626,483
General Electric Capital Corp.
1.625%, 7/2/15	7,010,000	7,113,229
1.000%, 12/11/15	3,200,000	3,203,821
1.000%, 1/8/16	4,195,000	4,193,691
Goldman Sachs Group, Inc.
3.700%, 8/1/15	1,915,000	1,997,914
1.600%, 11/23/15	3,830,000	3,857,813
1.465%, 4/30/18(b)	3,970,000	3,978,861
Hartford Financial Services Group, Inc.
5.500%, 10/15/16	1,375,000	1,522,635
5.375%, 3/15/17	1,625,000	1,788,257
ING Bank N.V. 3.750%, 3/7/17(c)(f)	3,950,000	4,148,685
JPMorgan Chase & Co.
1.100%, 10/15/15	3,675,000	3,682,034
0.882%, 2/26/16(b)	3,365,000	3,370,794
3.250%, 9/23/22	1,780,000	1,679,240
Kiowa Power Partners, LLC 4.811%, 12/30/13(c)	38,212	38,352
Liberty Mutual Group, Inc. 6.700%, 8/15/16(c)	670,000	758,814
Metropolitan Life Global Funding I
1.700%, 6/29/15(c)	9,120,000	9,243,239
2.500%, 9/29/15(c)	740,000	764,407
Morgan Stanley
4.200%, 11/20/14	3,420,000	3,538,181
1.512%, 2/25/16(b)	1,735,000	1,750,247
Northwest Airlines 2007-1 Class A Pass-Through Trust 7.027%, 5/1/21	1,959,908	2,116,701
Prudential Insurance Co. of America 8.300%, 7/1/25(c)	1,355,000	1,760,102
U.S. Airways 2010-1 Class A Pass-Through Trust 6.250%, 10/22/24	2,220,753	2,331,791
U.S. Airways 2011-1 Class A Pass-Through Trust 7.125%, 4/22/25	1,251,963	1,374,030
U.S. Airways 2012-1 Class A Pass-Through Trust 5.900%, 4/1/26	2,144,909	2,241,430
UAL 2007-1 Pass-Through Trust 6.636%, 1/2/24	3,613,257	3,757,787
UBS A.G. 5.875%, 12/20/17(f)	1,049,000	1,211,089
Union Pacific Railroad Co. 2003 Pass-Through Trust 4.698%, 1/2/24	470,437	509,333
Verizon Communications, Inc. 0.459%, 3/6/15(b)(c)	2,475,000	2,468,124

TOTAL CORPORATE BONDS (Cost $164,892,494) — 32.0%		169,240,610

MORTGAGE-BACKED SECURITIES — 9.6%
Credit Suisse First Boston Mortgage Securities Corp. Series 2005-10, Class 7A1, 5.000%, 9/25/15(a)	36,994	37,103

Credit Suisse Mortgage Capital Certificates Series 2009-12R, Class 41A1, 5.250%, 3/27/37(a)(b)(c)	$572,850	$580,151
Fannie Mae Pool
0.637%, 7/1/17(b)	1,850,000	1,848,435
0.577%, 7/1/18(b)	1,775,000	1,778,234
3.330%, 7/1/20	1,959,192	2,094,729
3.330%, 10/1/20	3,285,290	3,399,496
3.230%, 11/1/20	3,511,822	3,612,144
2.160%, 1/1/23	7,359,777	6,851,061
4.000%, 4/1/24	1,981,059	2,103,597
2.500%, 3/1/26	1,066,420	1,073,332
2.100%, 12/1/27	2,682,426	2,481,584
5.970%, 1/1/40	552,752	620,533
5.970%, 1/1/40	716,174	803,995
5.100%, 12/1/40	488,354	524,101
Fannie Mae REMICS
Series 2010-46, Class A, 4.000%, 5/25/24	14,849	14,852
Series 2004-67, Class VC, 4.500%, 2/25/25	1,616,949	1,637,718
Fannie Mae-Aces Series 2013-M5, Class ASQ2, 0.595%, 8/25/15	5,878,092	5,858,818
Freddie Mac REMICS
Series 3609, Class LA, 4.000%, 12/15/24(a)	2,436,364	2,562,970
Series 3873, Class DG, 3.000%, 7/15/27(a)	493,131	503,230
Ginnie Mae I Pool
2.140%, 8/15/23	2,969,999	2,953,441
2.730%, 6/15/32	9,519,245	9,222,559
MASTR Asset Securitization Trust Series 2004-3, Class 2A1, 4.750%, 1/25/14(a)	2,208	2,208

TOTAL MORTGAGE-BACKED SECURITIES (Cost $50,071,536) — 9.6%		50,564,291

OTHER GOVERNMENTS — 0.5%
Petrobras Global Finance B.V. 2.408%, 1/15/19(b)(f)	1,610,000	1,579,410
Petroleos Mexicanos 3.500%, 7/18/18(f)	1,270,000	1,285,875

TOTAL OTHER GOVERNMENTS (Cost $2,874,183) — 0.5%		2,865,285

U.S. GOVERNMENT AND AGENCIES — 38.1%
NCUA Guaranteed Notes Trust Series 2010-A1, Class A, 0.532%, 12/7/20(a)(b)	4,050,960	4,055,254
United States Treasury Bond 3.125%, 2/15/43	24,245,000	21,722,017
United States Treasury Note
0.125%, 7/31/14	51,215,000	51,226,984
0.125%, 12/31/14	32,455,000	32,438,513
0.250%, 2/15/15	37,860,000	37,888,092
2.000%, 7/31/20	9,045,000	9,067,612
2.500%, 8/15/23	46,105,000	45,636,758

TOTAL U.S. GOVERNMENT AND AGENCIES (Cost $202,343,459) — 38.1%		202,035,230

SHORT-TERM INVESTMENTS — 19.1%
UMB Money Market Fiduciary, 0.010%(e)	101,178,780	101,178,780

TOTAL SHORT-TERM INVESTMENTS (Cost $101,178,780) — 19.1%		101,178,780

TOTAL INVESTMENTS (Cost $580,480,409) — 110.7%		586,214,153
Liabilities less other assets —(10.7)%		(56,536,200)

TOTAL NET ASSETS — 100.0%		$529,677,953

(equivalent to $31.98 per share; unlimited shares of $1.00 par value capital shares authorized; 14,645,314 shares outstanding for Institutional Class; equivalent to $31.97 per share; unlimited shares of $1.00 par value capital shares authorized; 1,917,816 shares outstanding for Class Y)

LLC - Limited Liability Company
MASTR - Mortgage Asset Securitization Transactions, Inc.
PLC - Public Limited Company
REMICS - Real Estate Mortgage Investment Conduits
(a)	Callable.
(b)	Variable rate security (presented at the current rate as of period end).
(c)	144A restricted security.
(d)	When-issued security.
(f)	Foreign security denominated in U.S. dollars.
(e)	Security has been earmarked as commitment for to-be-announced securities.

See accompanying Notes to Schedules of Investments.

SCOUT UNCONSTRAINED BOND FUND
SCHEDULE OF INVESTMENTS
September 30, 2013 (Unaudited)

	Principal Amount	Value

ASSET-BACKED SECURITIES — 1.2%
Conseco Financial Corp. Series 1996-2, Class M1, 7.600%, 4/15/26(a)(b)	$710,815	$626,076
Countrywide Asset-Backed Certificates
Series 2006-S10, Class A2, 0.399%, 10/25/36(a)(b)	2,364,032	2,237,856
Series 2006-S10, Class A3, 0.499%, 10/25/36(a)(b)	2,875,380	1,926,338
GMACM Home Equity Loan Trust Series 2006-HE3, Class A3, 5.805%, 10/25/36(a)(b)	367,200	355,482
GSAA Trust Series 2006-S1, Class 1A1, 0.339%, 1/25/37(a)(b)	1,581,843	563,183
Home Equity Loan Trust
Series 2003-HS1, Class AI6, 3.830%, 2/25/33(a)(b)	137,006	136,120
Series 2003-HS3, Class A2A, 0.459%, 8/25/33(a)(b)	12,729	11,495
Series 2006-HSA2, Class AI3, 5.550%, 3/25/36(a)(b)	1,261,291	675,267
Home Equity Mortgage Trust Series 2006-1, Class A2, 5.800%, 5/25/36(a)	2,472,286	2,146,572
Home Loan Trust Series 2006-HI3, Class A3, 5.960%, 2/25/36(a)	905,068	917,772
Nomura Asset Acceptance Corp. Alternative Loan Trust
Series 2006-S1, Class A3, 0.619%, 1/25/36(a)(b)(c)	243,621	179,291
Series 2006-S1, Class A2, 0.799%, 1/25/36(a)(b)(c)	1,035,557	767,608
RFMSII Trust Series 2006-HSA1, Class A3, 5.230%, 2/25/36(a)(b)	774,857	734,855
Structured Asset Securities Corp. Mortgage Loan Trust
Series 2005-S6, Class A2, 0.759%, 11/25/35(a)(b)	4,506	4,439
Series 2005-S7, Class A2, 0.479%, 12/25/35(a)(b)(c)	1,381,781	1,318,878
Series 2006-S2, Class A2, 5.500%, 6/25/36(a)	2,411,504	1,419,371

TOTAL ASSET-BACKED SECURITIES (Cost $12,296,573) — 1.2%		14,020,603

CORPORATE BONDS — 33.7%
Aegon N.V. 4.625%, 12/1/15(d)	2,354,000	2,523,121
Allstate Corp. 5.000%, 8/15/14	1,300,000	1,350,332
Ally Financial, Inc.
8.300%, 2/12/15	4,000,000	4,310,000
3.125%, 1/15/16	27,695,000	27,784,067
5.500%, 2/15/17	6,980,000	7,325,266
4.750%, 9/10/18	20,500,000	20,408,365
American Airlines 2011-1 Class A Pass-Through Trust 5.250%, 7/31/22	2,324,974	2,429,598
American Express Co. 7.250%, 5/20/14	3,680,000	3,835,664
American International Group, Inc.
4.250%, 9/15/14	3,400,000	3,511,285
5.050%, 10/1/15	18,160,000	19,543,284
4.875%, 9/15/16	925,000	1,013,238
4.125%, 2/15/24(e)	4,945,000	4,948,407
Bank of America Corp.
4.500%, 4/1/15	12,820,000	13,463,410
1.500%, 10/9/15	10,180,000	10,235,664
1.250%, 1/11/16	3,945,000	3,941,118
Citigroup, Inc.
5.500%, 10/15/14	1,022,000	1,070,953
6.010%, 1/15/15	1,902,000	2,023,329

4.587%, 12/15/15	$23,665,000	$25,311,753
Continental Airlines 2007-1 Class A Pass-Through Trust 5.983%, 10/19/23	2,210,660	2,365,407
Daimler Finance North America, LLC 1.250%, 1/11/16(c)	11,165,000	11,163,984
Delta Air Lines 2007-1 Class A Pass-Through Trust 6.821%, 2/10/24	4,720,012	5,251,013
Ford Motor Credit Co., LLC
3.875%, 1/15/15	5,400,000	5,585,117
2.500%, 1/15/16	5,125,000	5,225,189
4.207%, 4/15/16	4,000,000	4,239,016
1.516%, 5/9/16(b)	2,560,000	2,594,875
3.984%, 6/15/16	20,150,000	21,291,256
2.875%, 10/1/18	19,510,000	19,505,825
General Electric Capital Corp.
3.500%, 6/29/15	7,625,000	7,975,056
1.000%, 12/11/15	14,995,000	15,012,904
Goldman Sachs Group, Inc.
3.300%, 5/3/15	1,930,000	1,995,691
3.700%, 8/1/15	500,000	521,649
1.600%, 11/23/15	12,500,000	12,590,775
1.465%, 4/30/18(b)	1,400,000	1,403,125
John Deere Capital Corp. 2.250%, 6/7/16	2,975,000	3,079,898
JPMorgan Chase & Co.
1.875%, 3/20/15	3,950,000	4,011,983
3.400%, 6/24/15	9,655,000	10,059,583
1.100%, 10/15/15	11,100,000	11,121,245
Metropolitan Life Global Funding I
1.700%, 6/29/15(c)	5,020,000	5,087,835
2.500%, 9/29/15(c)	11,665,000	12,049,735
Morgan Stanley
4.200%, 11/20/14	3,898,000	4,032,699
3.450%, 11/2/15	7,050,000	7,307,748
1.512%, 2/25/16(b)	2,045,000	2,062,971
NBCUniversal Enterprise, Inc. 0.805%, 4/15/16(b)(c)	5,325,000	5,351,785
Northwest Airlines 2007-1 Class A Pass-Through Trust 7.027%, 5/1/21	2,830,979	3,057,457
Principal Life Global Funding II 1.125%, 9/18/15(c)	3,950,000	3,972,231
Prudential Financial, Inc.
4.750%, 9/17/15	5,654,000	6,066,459
5.500%, 3/15/16	975,000	1,072,583
U.S. Airways 2010-1 Class A Pass-Through Trust 6.250%, 10/22/24	7,106,410	7,461,730
U.S. Airways 2011-1 Class A Pass-Through Trust 7.125%, 4/22/25	1,183,674	1,299,083
U.S. Airways 2012-1 Class A Pass-Through Trust 5.900%, 4/1/26	7,477,856	7,814,360
UAL 2007-1 Pass-Through Trust 6.636%, 1/2/24	5,088,641	5,292,186
Verizon Communications, Inc. 0.459%, 3/6/15(b)(c)	2,730,000	2,722,416
Wells Fargo & Co. 0.895%, 4/23/18(b)	5,275,000	5,282,158

TOTAL CORPORATE BONDS (Cost $380,334,342) — 33.7%		379,955,881

MORTGAGE-BACKED SECURITIES — 0.4%
Fannie Mae-Aces Series 2012-M9, Class AB1, 1.372%, 4/25/22	$4,078,706	$4,011,199

TOTAL MORTGAGE-BACKED SECURITIES (Cost $3,967,412) — 0.4%		4,011,199

OTHER GOVERNMENTS — 0.3%
Petrobras Global Finance B.V. 2.408%, 1/15/19(b)(d)	1,120,000	1,098,720
Petroleos Mexicanos 3.500%, 7/18/18(d)	1,655,000	1,675,688

TOTAL OTHER GOVERNMENTS (Cost $2,767,420) — 0.3%		2,774,408

U.S. GOVERNMENT AND AGENCIES — 37.8%
United States Treasury Note
0.250%, 4/30/14	129,875,000	130,006,953
0.250%, 12/15/14	296,235,000	296,559,081

TOTAL U.S. GOVERNMENT AND AGENCIES (Cost $426,492,026) — 37.8%		426,566,034

SHORT-TERM INVESTMENTS — 38.3%
UMB Money Market Fiduciary, 0.010%	432,148,731	432,148,731

TOTAL SHORT-TERM INVESTMENTS (Cost $432,148,731) — 38.3%		432,148,731

TOTAL INVESTMENTS (Cost $1,258,006,504) — 111.7%		1,259,476,856
Liabilities less other assets — (11.7)%		(131,427,328)

TOTAL NET ASSETS — 100.0%		$1,128,049,528

(equivalent to $11.73 per share; unlimited shares of $1.00 par value capital shares authorized; 76,417,470 shares outstanding for Institutional Class; equivalent to $11.73 per share; unlimited shares of $1.00 par value capital shares authorized; 19,725,029 shares outstanding for Class Y)

LLC - Limited Liability Company
(a)	Callable.
(b)	Variable rate security (presented at the current rate as of period end).
(c)	144A restricted security.
(d)	Foreign security denominated in U.S. dollars.
(e)	When-issued security.

See accompanying Notes to Schedules of Investments.

FORWARD CONTRACTS
Description	Currency Amount Purchased (Sold)	Value at Settlement Date	Value at September 30, 2013	Unrealized Appreciation (Depreciation)

Japanese Yen	(2,150,000,000)	$(21,892,310)	$(21,888,725)	$3,585

TOTAL FORWARD CONTRACTS		$(21,892,310)	$(21,888,725)	$3,585

FUTURES CONTRACTS
Description	Expiration Date	Number of Contracts Long (Short)	Value at Trade Date	Value at September 30, 2013	Unrealized Appreciation (Depreciation)

U.S. 10 Year Treasury Note	December 2013	(670)	$(84,639,699)	$(84,681,719)	$(42,020)
U.S. Treasury Long Bond	December 2013	(1,385)	(182,642,141)	(184,724,375)	(2,082,234)

TOTAL FUTURES CONTRACTS			$(267,281,840)	$(269,406,094)	$(2,124,254)

SWAP CONTRACTS
CREDIT DEFAULT SWAPS
Counterparty	Reference Entity	Buy/ Sell(a) Protection	Rating of Reference Entity (Moody's/ S&P)	Pay/ Receive Fixed Rate	Fixed Rate	Expiration Date	Notional Value(b)	Value (c)	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)

	CDX North America High
Goldman Sachs	Yield Index Series 21	Sell	B2/B	Receive	5.00%	12/20/2018	$5,000,000	$232,603	$229,887	$2,716

	CDX North America
Goldman Sachs	Investment Grade Index Series 21	Sell	Baa1/BBB+	Receive	1.00%	12/20/2018	50,000,000	457,978	490,226	(32,248)

TOTAL SWAP CONTRACTS							$55,000,000	$690,581	$720,113	$(29,532)

(a)
If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation of underlying securities comprising the referenced index.

(b)
The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(c)
The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

SCOUT FUNDS
NOTES TO SCHEDULE OF INVESTMENTS
September 30, 2013 (Unaudited)

1.	ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Scout Funds, a Delaware statutory trust (the “Trust”), is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust currently consists of the following nine diversified portfolios: Scout International Fund (“International” or “International Fund”), Scout Emerging Markets Fund (“Emerging Markets” or “Emerging Markets Fund”), Scout Global Equity Fund (“Global Equity” or “Global Equity Fund”), Scout Mid Cap Fund (“Mid Cap” or “Mid Cap Fund”), Scout Small Cap Fund (“Small Cap” or “Small Cap Fund”), Scout Low Duration Bond Fund (“Low Duration Bond” or “Low Duration Bond Fund”), Scout Core Bond Fund (“Core Bond” or “Core Bond Fund”), Scout Core Plus Bond Fund (“Core Plus Bond” or “Core Plus Bond Fund”) and Scout Unconstrained Bond Fund (“Unconstrained Bond” or “Unconstrained Bond Fund”) (individually referred to as a “Fund,” or collectively as the “Funds”). Prior to July 1, 2009, the Trust was known as UMB Scout Funds. Prior to March 11, 2011, the Core Bond Fund was known as the Scout Bond Fund. After the close of business on September 30, 2011, the Scout TrendStar Small Cap Fund was reorganized into the Small Cap Fund. Effective December 31, 2012, all existing and outstanding shares of Unconstrained Bond Fund were designated as “Institutional Class” shares and a new class of shares of the Fund (“Class Y” shares) were offered to investors.

The Funds’ investment objectives are as follows:

Fund	Investment Objective
International	Long-term growth of capital and income
Emerging Markets	Long-term growth of capital
Global Equity	Long-term growth of capital
Mid Cap	Long-term growth of capital
Small Cap	Long-term growth of capital
Low Duration Bond Fund	High level of total return consistent with the preservation of capital
Core Bond	High level of total return consistent with the preservation of capital
Core Plus Bond	High level of total return consistent with the preservation of capital
Unconstrained Bond Fund	Maximize total return consistent with the preservation of capital

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

(a)
Security Valuations – Each security owned by a Fund that is listed on an exchange, except the NASDAQ National Market® and Small Cap® exchanges, is valued at its last sale price on that exchange on the date when Fund assets are valued. Where the security is listed on more than one exchange, the Funds will use the price of that exchange that it generally considers to be the principal exchange on which the security is traded. If there are no sales, the security is valued at the mean between the last current closing bid and asked prices. NASDAQ National Market® and Small Cap® securities will be valued at the NASDAQ Official Closing Price (“NOCP”). The NOCP will be based on the last trade price if it falls within the concurrent best bid and asked prices and will be normalized pursuant to NASDAQ’s published procedures if it falls outside this range. An unlisted security for which over-the-counter market quotations are readily available is valued at the mean between the last current bid and asked prices. Debt securities (other than short-term instruments maturing within 60 days), including listed issues, are valued at market on the basis of valuations furnished by an independent pricing service, which utilizes reported trades, dealer-supplied valuations and formula-based techniques. Short-term instruments maturing within 60 days may be valued at amortized cost. Swaps, such as credit default swaps, are valued by an independent pricing service. If a security purchased on behalf of a Fund is not priced by an independent pricing service, Scout Investments, Inc. (the “Advisor”) shall determine whether market quotations are readily available. If market quotations are readily available, the Advisor shall obtain a price from an independent dealer based on the current closing bid price.

When a Fund buys a when-issued security or a mortgage-backed security and the security is not yet being priced by a pricing service, the securities will be valued at their fair value as determined in good faith by the Advisor implementing procedures adopted by the Board of Trustees of the Trust (the “Board”).  Options are valued at the mean between the current bid and asked prices.  Futures contracts are valued at the last reported sale price at valuation time on the exchange on which they are traded.  Foreign equity securities, debt securities, currencies and other assets denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar, as provided by the pricing service.  All assets denominated in foreign currencies will be converted into U.S. dollars using the applicable currency exchange rates as of 4:00 p.m. Eastern Standard Time.  Foreign equity securities are valued at the last sale price at the close of the exchange on which the security is principally traded, unless the last sale price may not reflect the appropriate fair market value of the security.  In circumstances where the last sale price may not reflect the appropriate fair market value of the security, fair value shall be determined in accordance with the procedures adopted by the Board.  Foreign forward currency contracts are valued at the mean between the bid and asked exchange rates.  Rights and warrants are generally valued at the last sale price at the close of the exchange on which the security to which the right or warrant relates is principally traded.  Redeemable securities issued by open-end investment companies are valued on any given business day using the respective closing Net Asset Values (“NAVs”) of such companies for purchase and/or redemption orders placed on that day.  Restricted securities will generally be priced at fair value in accordance with the procedures adopted by the Board.  If any short positions are maintained by the Fund, including short positions in options and futures contracts, they shall be valued in accordance with the same methodologies and procedures with respect to equity investments.

When market quotations are not readily available or are unreliable, any security or other asset is valued at its fair value as determined in good faith by the Advisor using procedures adopted by, and under the supervision of, the Board. A Fund will also value a security at fair value when significant events that materially affect the security’s price occur after the last available market price and before the Fund calculates its NAV.

The Funds’ fair value pricing of securities traded on foreign exchanges utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The Funds may rely on the third-party pricing service’s prices to reflect events materially affecting the values of the Funds’ foreign investments during the period between the close of foreign markets and the close of regular trading on the New York Stock Exchange (“NYSE”). In certain circumstances, if events occur that materially affect the values of the Funds’ foreign investments, the third-party pricing services will provide revised values to the Funds. The use of fair value pricing by the Funds may cause the NAVs of their shares to differ from the NAVs that would be calculated by using closing market prices.

In the event that a fair valuation determination is necessary with respect to a security or other asset of the Funds for which a market quotation is not readily available or is unreliable, the Valuation Committee shall consider all appropriate factors relevant to the value of the security or other asset and shall determine the method of arriving at the fair value thereof. Generally, any member of the Valuation Committee can make the valuation determination with consent of another voting member of the Valuation Committee that is not on the Fund team affected, but, if feasible, should involve a member of fund accounting and the Fund manager. As a general principle, the “fair value” of a security or other asset should be the amount that the Fund might reasonably expect to realize upon the current sale of the security or other asset. Valuation policies and procedures are reviewed annually by the Board. Quarterly, the Board analyzes fair valued securities utilized in the Funds during the period as well as reviews the independent third party fair valuation analysis report.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad levels as described below:

▪      Level 1 – quoted prices in active markets for identical securities;
▪      Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, benchmark yields, bids, offers, transactions, spreads and other relationships observed in the markets among market securities, underlying equity of the issuer, proprietary pricing models, credit risk, etc.); or
▪      Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. For example, amortized cost approximates the current fair value of a holding, but since the value is not obtained from a quoted price in an active market, such holdings are reflected as Level 2.

The Funds have adopted Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs which amends Fair Value Measurements and Disclosures to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and International Financial Reporting Standards.  Enhanced disclosure is required to detail any transfers in to and out of Level 1 and Level 2 measurements and Level 2 and Level 3 measurements and the reasons for the transfers.

The following is a summary of the inputs used, as of September 30, 2013, in valuing the Funds’ assets:

International:
Security Type	Level 1	Level 2	Level 3	Total
Investments
Common Stocks(a)	$9,499,106,174	$-	$-	$9,499,106,174
Short-Term Investments	426,100,000	-	-	426,100,000
Total Investments	$9,925,206,174	$-	$-	$9,925,206,174

Emerging Markets:
Security Type	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$11,420,989	$-	$-	$11,420,989

Global Equity:
Security Type	Level 1	Level 2	Level 3	Total
Investments
Common Stocks(a)	$6,744,499	$-	$-	$6,744,499
Exchange-Traded Funds	590,873	-	-	590,873
Total Investments	$7,335,372	$-	$-	$7,335,372

Mid Cap:
Security Type	Level 1	Level 2	Level 3	Total
Investments
Common Stocks(a)	$1,839,167,417	$-	$-	$1,839,167,417
Short-Term Investments	52,000,000	-	-	52,000,000
Total Investments	$1,891,167,417	$-	$-	$1,891,167,417

Small Cap:
Security Type	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$261,297,935	$-	$-	$261,297,935

Low Duration Bond:
Security Type	Level 1	Level 2	Level 3	Total
Investments
Asset-Backed Securities	$-	$3,019,535	$-	$3,019,535
Commercial Mortgage-Backed Securities	-	3,701,446	-	3,701,446
Corporate Bonds	-	17,784,611	-	17,784,611
Mortgage-Backed Securities	-	6,098,267	-	6,098,267
Other Governments	-	248,750	-	248,750
U.S. Government and Agencies	-	3,176,577	-	3,176,577
Short-Term Investments	916,454	-	-	916,454
Total Investments	$916,454	$34,029,186	$-	$34,945,640

Core Bond:
Security Type	Level 1	Level 2	Level 3	Total
Investments
Asset-Backed Securities	$-	$12,186,393	$-	$12,186,393
Commercial Mortgage-Backed Securities	-	22,866,452	-	22,866,452
Corporate Bonds	-	85,445,434	-	85,445,434
Mortgage-Backed Securities	-	26,477,974	-	26,477,974
Other Governments	-	1,612,373	-	1,612,373
U.S. Government and Agencies	-	87,844,667	-	87,844,667
Short-Term Investments	34,870,387	-	-	34,870,387
Total Investments	$34,870,387	$236,433,293	$-	$271,303,680

Core Plus Bond:
Security Type	Level 1	Level 2	Level 3	Total
Investments
Asset-Backed Securities	$-	$20,719,118	$-	$20,719,118
Commercial Mortgage-Backed Securities	-	39,610,839	-	39,610,839
Corporate Bonds	-	169,240,610	-	169,240,610
Mortgage-Backed Securities	-	50,564,291	-	50,564,291
Other Governments	-	2,865,285	-	2,865,285
U.S. Government and Agencies	-	202,035,230	-	202,035,230
Short-Term Investments	101,178,780	-	-	101,178,780
Total Investments	$101,178,780	$485,035,373	$-	$586,214,153

Unconstrained Bond:
Security Type	Level 1	Level 2	Level 3	Total
Assets
Investments
Asset-Backed Securities	$-	$14,020,603	$-	$14,020,603
Corporate Bonds	-	379,955,881	-	379,955,881
Mortgage-Backed Securities	-	4,011,199	-	4,011,199
Other Governments	-	2,774,408	-	2,774,408
U.S. Government and Agencies	-	426,566,034	-	426,566,034
Short-Term Investments	432,148,731	-	-	432,148,731
Total Investments	$432,148,731	$827,328,125	$-	$1,259,476,856

Other Financial Instruments(b)
Forward Contracts	$-	$3,585	$-	$3,585
Swap Contracts	-	690,581	-	690,581
Total Other Financial Instruments	$-	$694,166	$-	$694,166

Liabilities
Other Financial Instruments(b)
Futures Contracts	$2,124,254	$-	$-	$2,124,254

(a)	For a detailed break-out of common stocks by sector or country classification, please refer to the Schedule of Investments.
(b)
Other financial instruments are derivative instruments, such as forward contracts, futures contracts and swap contracts.  Forward contracts, futures contracts and swap contracts are shown at the fair value of the instrument.

The Funds did not hold any Level 3 investments during the period ended September 30, 2013.  It is the Funds' policy to recognize transfers between Levels at the end of the period.  There were no transfers at period end.

(b)	Derivatives – Derivatives and Hedging requires enhanced disclosure about the Funds’ derivative and hedging activities.

i.
Forward currency contracts – The Low Duration Bond, Core Plus Bond and Unconstrained Bond Funds’ policies permit the Funds to enter into forward currency contracts (“forward contracts”) in order to hedge the impact of adverse changes in the relationships between the US$ and various foreign currencies, or for any other lawful hedging purpose consistent with their investment objectives.  Forward contracts are agreements between two parties to exchange different currencies at a specified rate at an agreed upon future date. The market value of a forward foreign currency contract fluctuates with changes in currency exchange rates. Outstanding forward foreign currency contracts are valued daily at current market rates and the resulting change in market value is recorded as unrealized appreciation or depreciation. When a forward foreign currency contract is settled, the Fund records a realized gain or loss equal to the difference between the value at the time the forward foreign currency contract was opened and the value at the time it was settled.

The risks to the Funds of entering into forward contracts include the inability of counterparties to meet the terms of their contracts, future adverse movement in currency values and contract positions that are not exact offsets.

ii.
Credit default swap contracts - The Low Duration Bond, Core Bond, Core Plus Bond and Unconstrained Bond Funds’ policies permit the Funds to enter into credit default swap agreements to enhance the Funds’ returns, increase liquidity and/or gain exposure to certain instruments or markets (i.e., the corporate bond market) in a more or less efficient way. The credit default swap agreement may have as a reference obligation one or more securities that are or are not currently held by a Fund. The Funds may enter into credit default swap agreements either as a buyer or seller. The buyer in a credit default swap agreement is obligated to pay the seller a periodic fee, typically expressed in basis points on the principal amount of the underlying obligation (the “notional” amount), over the term of the agreement in return for a contingent payment upon the occurrence of a credit event with respect to the underlying reference obligation. A credit event is typically a default. If a Fund is a buyer and no credit event occurs, the Fund may lose its investment and recover nothing. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. As a seller, a Fund accrues for and receives a fixed rate of income throughout the term of the agreement, which typically is between one month and five years, provided that no credit event occurs. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap. If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a credit event occurs, the maximum payout amount for a sale contract is limited to the notional amount of the swap contract (“Maximum Payout Amount”). Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality. Interest paid to or by the Funds is accrued daily and included in realized gain (loss) on swaps. The contracts are marked-to-market daily using fair value estimates provided by an independent pricing service. Changes in value are recorded as unrealized appreciation (depreciation). Unrealized gains are reported as an asset and unrealized losses are reported as a liability. The change in value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps is reported as unrealized gains or losses. Gains or losses are realized upon termination of the contracts.

Credit default swaps may involve greater risks than if a Fund had invested in the reference obligation directly. Credit default swaps are subject to general market risk, liquidity risk, counterparty credit risk and credit risk of the issuer.

In addition, the value of the reference obligation received by a Fund as a seller if a credit event occurs, coupled with the periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to the Fund. The Fund bears the risk that the counterparty will default, and this could result in a loss of the expected benefit of the transaction and possibly other losses to the Fund.

iii.
Futures contracts - The Low Duration Bond, Core Bond, Core Plus Bond and Unconstrained Bond Funds’ policies permit the Funds to enter into futures contracts (“Futures”), including index and interest rate Futures, as a hedge against movements in the equity and bond markets in order to establish more definitively the effective return on securities held or intended to be acquired by the Funds or for other purposes permissible under the Commodity Exchange Act.

Upon entering into Futures with a broker, the Funds are required to deposit into a segregated account a specified amount of cash known as the margin. Margin must be deposited by each Fund in a segregated account in the name of the futures commission merchant in order to initiate Futures trading and to maintain the Fund’s open positions in Futures. Futures are valued daily and unrealized gains or losses are recorded as variation margin. Daily, the Funds receive from, or pay to, the broker a specified amount of cash based upon changes in variation margin. When a contract is closed, the Funds recognize a realized gain or loss.

The risks of entering into Futures include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instrument. The purchase of Futures involves the risk that the Fund could lose more than the original margin.

(c)	To-Be-Announced Securities - The Low Duration Bond, Core Bond, Core Plus Bond and Unconstrained Bond Funds’ policies permit the Funds to enter into to-be-announced securities.

A to-be-announced mortgage-backed security (“TBA”) is a mortgage-backed security, such as a Ginnie Mae pass-through security, that is purchased or sold with specific pools of cash that will constitute that Ginnie Mae pass-through security, to be announced on a future settlement date. At the time of purchase of a TBA, the seller does not specify the particular mortgage-backed securities to be delivered but rather agrees to accept any mortgage-backed security that meets specified terms. The Fund and the seller would agree upon the issuer, interest rate and terms of the underlying mortgages, but the seller would not identify the specific underlying mortgages until shortly before it issues the mortgage-backed security.

TBAs increase interest rate risks because the underlying mortgages may be less favorable than anticipated by a Fund. As a purchaser of a TBA, the Fund will segregate or “earmark” cash or cash equivalent securities in accordance with procedures adopted by the Board equal to the value of the TBA, marked-to-market daily in accordance with pertinent SEC positions.  As a seller of a TBA, the Fund will segregate or “earmark” in accordance with procedures adopted by the Board the equivalent deliverable security up to the obligation required to be delivered.  Earmarked collateral for to-be-announced securities is presented in the Schedule of Investments.

(d)
Security Transactions and Related Investment Income – Security transactions are recorded on the trade date.  Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Dividend income and distributions to shareholders are recorded on ex-dividend dates. Realized gains and losses on investments and unrealized appreciation and depreciation of investments are reported on the identified cost basis, which is also used for income tax purposes.

(e)
Foreign Currency and Risk – Amounts denominated in, or expected to settle in, foreign currencies (“FCs”) are translated into United States dollars (“US$”) at rates provided by an independent pricing service on the following basis:

i.	Assets and liabilities – at the closing rate of exchange as of 4:00 p.m. Eastern Daylight Time on September 30, 2013.

ii.
Purchases and sales of investment securities, income and expenses – at the rate of exchange prevailing on the respective dates of such transactions (or the average rate if significant rate fluctuations have not occurred).

The Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held.

Reported net realized foreign exchange gains or losses arise from sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books and the US$ equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at period end, resulting from changes in the exchange rate.

Foreign investments present additional risks due to currency fluctuations, economic and political factors, government regulations, differences in accounting standards and other factors.  Investments in emerging markets involve even greater risks.

(f)	Federal Income Taxes – At September 30, 2013, gross unrealized appreciation and (depreciation) of investments, based on cost for federal income tax purposes were as follows:

FUND	COST OF INVESTMENTS FOR FEDERAL TAX PURPOSES	GROSS UNREALIZED APPRECIATION FOR FEDERAL TAX PURPOSES	GROSS UNREALIZED DEPRECIATION FOR FEDERAL TAX PURPOSES	NET UNREALIZED APPRECIATION (DEPRECIATION) FOR FEDERAL TAX PURPOSES
International	7,392,867,780	2,683,948,807	(151,610,413)	2,532,338,394
Emerging Markets	10,725,699	1,194,673	(499,383)	695,290
Global Equity	6,167,317	1,225,032	(56,977)	1,168,055
Mid Cap	1,609,321,237	312,846,942	(31,000,762)	281,846,180
Small Cap	171,210,873	94,942,007	(4,854,945)	90,087,062
Low Duration Bond	34,961,365	115,912	(131,637)	(15,725)
Core Bond	271,735,115	1,788,020	(2,219,455)	(431,435)
Core Plus Bond	582,567,673	7,802,742	(4,156,262)	3,646,480
Unconstrained Bond	1,258,008,187	2,635,479	(1,166,810)	1,468,669

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

(g)	Amortization – Discounts and premiums on securities purchased are amortized over the life of the respective securities.

(h)
Guarantees and Indemnifications – In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses.  The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims against the Funds that have not yet occurred.  Based on experience, the Funds expect the risk of loss to be remote.

Item 2.  Controls and Procedures

a)
The Registrant’s principal executive officer and principal financial officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.  Exhibits

Certifications required pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Scout Funds

/s/ Andrew J. Iseman
Andrew J. Iseman
Principal Executive Officer
November 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Andrew J. Iseman
Andrew J. Iseman
Principal Executive Officer
November 25, 2013

/s/ Scott A. Betz
Scott A. Betz
Principal Financial Officer
November 25, 2013